UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of the following series of the registrant are included herewith: Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Frontier Markets Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income & Growth Allocation Fund, Forward Income Allocation Fund, Forward International Equity Fund, Forward Investment Grade Fixed Income Fund, Forward Large Cap Growth Fund, Forward Large Cap Value Fund, Forward Mortgage Securities Fund, Forward Small to Mid Cap Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.

The Schedule of Investments of the following series of the registrant has been or will be submitted in a separate Form N-Q: Forward Banking and Finance Fund, Forward Emerging Markets Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward International Dividend Fund, Forward International Fixed Income Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Large Cap Equity Fund, Forward Legato Fund, Forward Long/Short Credit Analysis Fund, Forward Real Estate Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Realty Fund and Forward Tactical Growth Fund.

Forward Aggressive Growth Allocation Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.96%

48,807	Forward Emerging Markets Fund - Institutional Class	1.84%	$1,072,288
349,616	Forward Frontier Markets Fund - Class Z	7.52%	4,384,180
976,371	Forward International Equity Fund - Class Z	24.35%	14,206,201
575,952	Forward Large Cap Growth Fund - Class Z	23.15%	13,506,072
800,182	Forward Large Cap Value Fund - Class Z	23.26%	13,571,090
308,661	Forward Small to Mid Cap Fund - Class Z	14.09%	8,216,548
297,478	Forward Strategic Alternatives Fund - Class Z	5.75%	3,355,553
			58,311,932
	Total Affiliated Investment Companies (Cost $61,952,486)		58,311,932

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.06%

$33,270	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10		33,270

	Total Short-Term Bank Debt Instruments (Cost $33,270)		33,270

	Total Investments: 100.02% (Cost $61,985,756)		58,345,202

	Net Other Assets and Liabilities: (0.02)%		(11,179)

	Net Assets: 100.00%		$58,334,023

(a)	Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Balanced Allocation Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 97.07%

45,719	Forward Emerging Markets Fund - Institutional Class	0.77%	$1,004,446
428,410	Forward Frontier Markets Fund - Class Z	4.13%	5,372,266
850,105	Forward High Yield Bond Fund - Class Z	6.32%	8,229,013
1,101,019	Forward International Equity Fund - Class Z	12.30%	16,019,827
482,160	Forward International Fixed Income Fund - Institutional Class	3.88%	5,053,032
2,734,652	Forward Investment Grade Fixed-Income Fund - Class Z	21.98%	28,631,805
645,931	Forward Large Cap Growth Fund - Class Z	11.63%	15,147,072
894,730	Forward Large Cap Value Fund - Class Z	11.65%	15,174,620
854,946	Forward Mortgage Securities Fund - Class Z	8.62%	11,225,437
343,683	Forward Small to Mid Cap Fund - Class Z	7.02%	9,148,842
1,012,476	Forward Strategic Alternatives Fund - Class Z	8.77%	11,420,730
			126,427,090
	Total Affiliated Investment Companies (Cost $129,951,716)		126,427,090

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.97%

$3,871,021	Citibank-NewYork
	0.030%, due 04/01/10		3,871,021

	Total Short-Term Bank Debt Instruments (Cost $3,871,021)		3,871,021

	Total Investments: 100.04% (Cost $133,822,737)		130,298,111

	Net Other Assets and Liabilities: (0.04)%		(57,370)

	Net Assets: 100.00%		$130,240,741

(a)	Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Frontier Markets Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 8.19%

Commercial Banks: 3.07%
16,694	Banco Macro SA, ADR(b)	$498,983
2,400	Banque Audi sal- Audi Saradar Group, GDR(c)	221,760
15,251	BBVA Banco Frances SA, ADR(b)	112,247
2,000	BLOM Bank SAL, GDR(c)	200,500
21,000	Grupo Financiero Galicia SA, ADR(b)	124,950
7,525	Halyk Savings Bank of Kazakhstan JSC, GDR(c)(d)	82,023
9,200	Kazkommertsbank, GDR(c)(d)	88,228
		1,328,691
Diversified Telecommunication Services: 1.26%
29,000	Telecom Argentina SA, ADR(b)(d)	543,460

Food Products: 0.46%
14,373	Cresud SA, ADR(b)	200,360

Oil, Gas & Consumable Fuels: 1.70%
21,900	KazMunaiGas Exploration Production, GDR(c)	540,273
11,590	Petrobras Energia SA, ADR(b)	193,321
		733,594

Real Estate: 1.70%
32,600	SOLIDERE, GDR(c)	734,478

	Total Common Stocks (Cost $2,885,661)	3,540,583

EXCHANGE TRADED PRODUCTS: 50.11%

365,188	Barclays Middle East Equities Non ETN(d)(f)	9,468,229
10,000	iShares Barclays 1-3 Year Credit Bond Fund	1,045,900
75,000	iShares Barclays Aggregate Bond Fund	7,815,000
19,900	Vanguard Short-Term Bond ETF	1,592,199
1,606	Market Vectors Gulf States ETF	35,220
10,800	Market Vectors Africa Index ETF	340,200
49,500	Market Vectors Vietnam ETF(d)	1,245,420
2,599	PowerShares MENA Frontier Countries Portfolio	35,684
6,040	WisdomTree Middle East Dividend Fund	97,063

	Total Exchange Traded Products (Cost $20,442,467)	21,674,915

Principal Amount
U.S. GOVERNMENT AND AGENCY SECURITIES: 17.35%
Federal National Mortgage Corp. (FNMA): 12.72%
$5,500,000	FNMA
	1.875%, 04/08/11(e)	5,501,249

U.S. Treasury Bonds & Notes: 4.63%
2,000,000	U.S. Treasury Notes
	2.375%, 09/30/14(e)	2,000,624

	Total U.S. Government & Agency Securities (Cost $7,500,000)	7,501,873

WARRANTS: 19.55%
9,500	MSCI GCC Countries Ex-Saudi Arabia, Expires
	03/24/11, Strike Price: $0.000001(d)(f)	5,202,200

5,940	MSCI GCC Countries Ex-Saudi Arabia, Expires
	09/24/10, Strike Price: $0.000001(d)(f)	3,252,744

	Total Warrants (Cost $7,662,137)	8,454,944

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.90%

$1,687,869	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	1,687,869

	Total Short-Term Bank Debt Instruments (Cost $1,687,869)	1,687,869

	Total Investments: 99.10% (Cost $40,178,134)	42,860,184

	Net Other Assets and Liabilities: 0.90%	390,260

	Net Assets: 100.00%	$43,250,444

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia	1-month LIBOR plus 50 Bps	Total Return	04/26/10	7,802,681	$21,430
Barclays Capital	Eastern Europe Basket of Securities	1-month LIBOR plus 85 Bps	Total Return	04/29/10	4,695,151	85,780
Morgan Stanley	Sri-Lanka	FEDEF – 1D	Total Return	12/31/49	244,135	(4,225)
Morgan Stanley	Pakistan Equity	FEDEF – 1D	Total Return	12/31/49	1,695,522	(2,976)
Morgan Stanley	Nigeria/Kenya	FEDEF – 1D	Total Return	12/31/49	4,398,203	151,275
						$251,284

(a)	Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.
(b)	ADR - American Depositary Receipt.
(c)	GDR - Global Depositary Receipt.
(d)	Non-income producing security.
(e)	Security, or portion of security, is being held as collateral for swap contracts.
(f)	Fair valued security under procedures established by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Bps – Basis Points

ETF – Exchange Traded Fund

ETN – Exchange Traded Note

FEDEF-1D – Federal Funds Effective Rate (Daily)

GCC – Gulf Cooperation Council

LIBOR – London Interbank Offered Rate

MENA – Middle East & North Africa

MSCI – Morgan Stanley Capital International

Forward Growth & Income Allocation Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.59%

63,720	Forward Emerging Markets Fund - Institutional Class	1.20%	$1,399,932
484,210	Forward Frontier Markets Fund - Class Z	5.22%	6,071,987
637,534	Forward High Yield Bond Fund - Class Z	5.31%	6,171,331
1,261,438	Forward International Equity Fund - Class Z	15.79%	18,353,920
1,938,320	Forward Investment Grade Fixed-Income Fund - Class Z	17.46%	20,294,212
723,219	Forward Large Cap Growth Fund - Class Z	14.59%	16,959,496
1,000,359	Forward Large Cap Value Fund - Class Z	14.59%	16,966,095
788,533	Forward Mortgage Securities Fund - Class Z	8.91%	10,353,439
373,179	Forward Small to Mid Cap Fund - Class Z	8.54%	9,934,014
822,541	Forward Strategic Alternatives Fund - Class Z	7.98%	9,278,261
			115,782,687
	Total Affiliated Investment Companies (Cost $121,800,247)		115,782,687

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.37%

$429,776	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10		429,776

	Total Short-Term Bank Debt Instruments (Cost $429,776)		429,776

	Total Investments: 99.96% (Cost $122,230,023)		116,212,463

	Net Other Assets and Liabilities: 0.04%		51,516

	Net Assets: 100.00%		$116,263,979

(a)	Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

Percentages are stated as a percent of net assets.

Forward Growth Allocation Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.42%

74,974	Forward Emerging Markets Fund - Institutional Class	1.43%	$1,647,178
576,169	Forward Frontier Markets Fund - Class Z	6.29%	7,225,158
310,459	Forward High Yield Bond Fund - Class Z	2.62%	3,005,241
1,592,681	Forward International Equity Fund - Class Z	20.17%	23,173,504
810,645	Forward Investment Grade Fixed-Income Fund - Class Z	7.39%	8,487,451
939,500	Forward Large Cap Growth Fund - Class Z	19.18%	22,031,285
1,306,880	Forward Large Cap Value Fund - Class Z	19.29%	22,164,689
378,076	Forward Mortgage Securities Fund - Class Z	4.32%	4,964,143
507,834	Forward Small to Mid Cap Fund - Class Z	11.77%	13,518,537
708,794	Forward Strategic Alternatives Fund - Class Z	6.96%	7,995,195
			114,212,381
	Total Affiliated Investment Companies (Cost $119,731,851)		114,212,381

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.63%

$728,288	Citibank - New York
	0.030%, due 04/01/10		728,288

	Total Short-Term Bank Debt Instruments (Cost $728,288)		728,288

	Total Investments: 100.05% (Cost $120,460,139)		114,940,669

	Net Other Assets and Liabilities: (0.05)%		(54,829)

	Net Assets: 100.00%		$114,885,840

(a)	Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

Percentages are stated as a percent of net assets.

Forward High Yield Bond Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Principal Amount		Value (Note 1)

CORPORATE BONDS: 97.47%
Automobiles: 1.36%
$1,500,000	Ford Motor Co., Sr. Unsec. Notes
	6.500%, 08/01/18	$1,425,000

Basic Materials-Chemicals: 1.86%
1,000,000	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance LLC, Sec. Notes
	9.750%, 11/15/14	1,020,000
1,000,000	Momentive Performance Materials, Inc., Gtd. Notes (b)
	11.500%, 12/01/16	930,000
		1,950,000

Communications-Internet: 0.99%
1,000,000	Equinix, Inc., Sub. Notes
	8.125%, 03/01/18	1,035,000

Communications-Telecommunications: 2.95%
1,000,000	Digicel Group, Ltd., Sr. Unsec. Notes (c)
	8.875%, 01/15/15	982,500
1,000,000	DigitalGlobe, Inc., Sr. Sec. Notes (c)
	10.500%, 05/01/14	1,077,500
1,000,000	Sable International Finance Ltd., Sr. Sec. Notes (c)
	7.750%, 02/15/17	1,040,000
		3,100,000

Consumer Cyclical-Apparel: 1.00%
1,000,000	Levi Strauss & Co., Sr. Unsec. Notes
	9.750%, 01/15/15	1,047,500

Consumer Finance: 2.92%
1,500,000	Ford Motor Credit Co. LLC, Sr. Unsec. Notes
	8.125%, 01/15/20	1,573,456
1,500,000	GMAC, Inc., Sr. Unsec. Notes
	6.750%, 12/01/14	1,490,555
		3,064,011
Energy-Coal: 1.94%
1,000,000	Consol Energy, Inc., Gtd. Notes (c)
	8.000%, 04/01/17	1,027,500
1,000,000	International Coal Group, Inc., Sr. Sec.
	9.125%, 04/01/18	1,015,000
		2,042,500

Energy-Oil & Gas: 3.86%
1,000,000	Denbury Resources, Inc., Gtd. Notes
	7.500%, 12/15/15	1,020,000

1,000,000	NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes (c)
	9.750%, 12/15/17	997,500

1,000,000	Petrohawk Energy Corp., Gtd. Notes
	9.125%, 07/15/13	1,043,750

1,000,000	Pioneer Drilling Co., Sr. Notes (c)
	9.875%, 03/15/18	990,000
		4,051,250
Financial-Banks: 0.87%
1,000,000	CIT Group, Inc., Sr. Sec. Notes
	7.000%, 05/01/16	922,500

Financial-Diversified Financial Services: 3.63%
1,000,000	International Lease Finance Corp., Sr. Unsec. Notes (c)
	8.625%, 09/15/15	1,022,257

1,000,000	New Communications Holdings, Inc., Sr. Notes (c)
	8.250%, 04/15/17	1,017,500

1,000,000	Nuveen Investments, Inc., Sr. Unsec. Notes
	5.500%, 09/15/15	768,750

1,000,000	Provident Funding Associates, Sr. Sec. Notes (c)(d)
	10.250%, 04/15/17	1,005,000
		3,813,507

Food & Staples Retailing: 2.00%
1,000,000	Ingles Markets, Inc., Sr. Unsec. Notes
	8.875%, 05/15/17	1,045,000

1,000,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Gtd. Notes
	10.625%, 04/01/17	1,057,500
		2,102,500

Health Care Providers & Services: 2.99%
1,000,000	Community Health Systems, Inc., Gtd. Notes
	8.875%, 07/15/15	1,035,000

1,000,000	HCA, Inc., Sr. Unsec. Medium-Term Notes
	9.000%, 12/15/14	1,012,500

1,000,000	Prospect Medical Holdings, Inc., Sr. Sec. Notes
	12.750%, 07/15/14	1,090,000
		3,137,500

Industrial-Automotive: 1.03%
1,000,000	Goodyear Tire & Rubber Co., Sr. Unsec. Notes
	10.500%, 05/15/16	1,080,000

Industrial-Basic: 0.98%
1,000,000	Nalco Finance Holdings, Inc., Sr. Discount Notes (b)
	9.000%, 02/01/14	1,030,000

Industrial-Capital Goods: 1.94%
1,000,000	Case New Holland, Inc., Gtd. Notes
	7.125%, 03/01/14	1,012,500

1,000,000	Columbus McKinnon Corp., Gtd. Notes
	8.875%, 11/01/13	1,022,500
		2,035,000

Industrial-Energy: 7.75%
1,000,000	Antero Resources Finance Corp., Sr. Notes
	9.375%, 12/01/17	1,030,000

1,000,000	Berry Petroleum Co., Sr. Unsec. Notes
	10.250%, 06/01/14	1,102,500

1,000,000	Hercules Offshore LLC, Sr. Sec. Notes (c)
	10.500%, 10/15/17	997,500

1,000,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Series B
	6.875%, 11/01/14	980,000

1,000,000	Murray Energy Corp., Gtd. Notes (c)
	10.250%, 10/15/15	1,025,000

1,000,000	Parker Drilling Co., Sr. Notes (c)
	9.125%, 04/01/18	1,023,750

1,000,000	Quicksilver Resources, Inc., Gtd. Notes
	7.125%, 04/01/16	950,000

1,000,000	Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes
	8.375%, 12/15/13	1,037,500
		8,146,250

Industrial-Entertainment: 2.01%
1,000,000	Lions Gate Entertainment, Inc., Sr. Sec. Notes (c)
	10.250%, 11/01/16	1,023,750

1,000,000	NCL Corp. Ltd., 1st Mortgage Notes (c)
	11.750%, 11/15/16	1,087,500
		2,111,250

Industrial-Gaming: 2.62%
1,000,000	American Casino Entertainment, Sr. Sec. Notes
	11.000%, 06/15/14	937,500

1,000,000	MGM Mirage, Gtd. Notes
	7.500%, 06/01/16	832,500

1,000,000	Seneca Gaming Corp., Sr. Unsec. Notes
	7.250%, 05/01/12	987,500
		2,757,500

Industrial-Health Care: 3.86%
1,000,000	Alliance HealthCare Services, Inc., Gtd. Sr. Notes (c)
	8.000%, 12/01/16	930,000

1,000,000	AMR HoldCo, Inc. / EmCare HoldCo, Inc., Gtd. Notes
	10.000%, 02/15/15	1,050,625

1,000,000	HealthSouth Corp., Gtd. Notes
	10.750%, 06/15/16	1,081,250

1,000,000	Universal Hospital Services, Inc., Sr. Sec. PIK Notes
	8.500%, 06/01/15	995,000
		4,056,875

Industrial-Machinery-Diversified: 0.99%
1,000,000	Manitowoc Co., Inc., Gtd. Notes
	9.500%, 02/15/18	1,042,500

Industrial-Media Cable: 1.01%
1,000,000	Cablevision Systems Corp., Sr. Notes
	8.625%, 09/15/17	1,057,500

Industrial-Media-Non-Cable: 0.80%
1,000,000	Marquee Holdings, Inc., Sr. Discount Notes (b)
	9.505%, 08/15/14	837,500

Industrial-Metals: 0.93%
1,000,000	Tube City IMS Corp., Gtd. Notes
	9.750%, 02/01/15	983,750

Industrial-Other: 15.07%
1,000,000	Berry Plastics Corp., Gtd. Notes
	10.250%, 03/01/16	940,000

1,000,000	Esco Corp., Gtd. Notes (c)
	8.625%, 12/15/13	1,005,000

1,000,000	Essar Steel Algoma, Inc., Sr. Sec. Notes (c)
	9.375%, 03/15/15	1,010,000

1,000,000	Exopack Holding Corp., Gtd. Notes
	11.250%, 02/01/14	1,042,500

1,000,000	Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes
	9.875%, 10/15/14	1,037,500

1,000,000	GXS Worldwide, Inc., Sr. Sec. Notes (c)
	9.750%, 06/15/15	962,500

1,000,000	Hertz Corp., Gtd. Notes
	10.500%, 01/01/16	1,073,750

1,000,000	Intcomex, Inc., Sr. Sec. Notes (c)
	13.250%, 12/15/14	1,011,250

816,000	Interface, Inc., Gtd. Notes
	9.500%, 02/01/14	840,480

1,000,000	Lennar Corp., Gtd. Notes, Series B
	6.500%, 04/15/16	963,750

1,000,000	Rockwood Specialties Group, Inc., Gtd. Notes
	7.500%, 11/15/14	1,010,000

1,000,000	RSC Equipment Rental, Inc., Gtd. Notes
	9.500%, 12/01/14	990,000

1,000,000	Solo Cup Co., Gtd. Notes
	8.500%, 02/15/14	977,500

1,000,000	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Gtd. Notes (c)
	10.250%, 12/01/17	1,030,000

1,000,000	Verso Paper Holdings LLC / Verso Paper, Inc., Gtd. Notes, Series B
	11.375%, 08/01/16	872,500

1,000,000	WMG Acquisition Corp., Sr. Sec. Notes (c)
	9.500%, 06/15/16	1,068,750
		15,835,480

Industrial-Other Consumer Cyclicals: 3.79%
1,000,000	ACCO Brands Corp., Gtd. Notes
	7.625%, 08/15/15	936,250

1,000,000	Carrols Corp., Gtd. Notes
	9.000%, 01/15/13	1,017,500

1,000,000	Central Garden and Pet Co., Gtd. Notes
	8.250%, 03/01/18	1,013,750

1,000,000	Denny’s Holdings, Inc., Gtd. Notes
	10.000%, 10/01/12	1,020,000
		3,987,500

Industrial-Other Consumer Non-Cyclicals: 1.95%
1,000,000	Cenveo Corp., Gtd. Notes (c)
	10.500%, 08/15/16	1,018,750

1,000,000	Trimas Corp., Sr. Sec. Notes (c)
	9.750%, 12/15/17	1,035,000
		2,053,750

Industrial-Retailers: 3.40%
1,000,000	Blockbuster, Inc., Sr. Sec. Notes (c)
	11.750%, 10/01/14	737,500

1,000,000	Ferrellgas Partners LP, Sr. Unsec. Notes (d)
	8.625%, 06/15/20	1,000,000

1,000,000	Pantry, Inc., Gtd. Notes
	7.750%, 02/15/14	970,000

1,000,000	Rite Aid Corp., Gtd. Notes
	9.375%, 12/15/15	860,000
		3,567,500

Industrial-Technology: 4.82%
1,000,000	First Data Corp., Gtd. Notes
	9.875%, 09/24/15	862,500

1,000,000	Stream Global Services, Inc., Sr. Sec. Notes (c)
	11.250%, 10/01/14	1,040,000

1,000,000	SunGard Data Systems, Inc., Gtd. Notes
	10.250%, 08/15/15	1,051,250

1,000,000	Viasystems, Inc., Sr. Sec. Notes (c)
	12.000%, 01/15/15	1,082,500

1,000,000	Visant Holding Corp., Sr. Discount Notes (b)
	10.250%, 12/01/13	1,030,000
		5,066,250

Industrial-Telecommunications-Wired: 4.87%
1,000,000	Global Crossing UK Finance PLC, Sr. Sec. Notes
	10.750%, 12/15/14	1,050,000

1,000,000	PAETEC Holding Corp., Gtd. Notes
	9.500%, 07/15/15	1,012,500

1,000,000	Qwest Communications International, Inc., Gtd. Notes, Series B
	7.500%, 02/15/14	1,017,500

1,000,000	Syniverse Technologies, Inc., Gtd. Notes, Series B
	7.750%, 08/15/13	1,007,500

1,000,000	West Corp., Gtd. Notes
	9.500%, 10/15/14	1,027,500
		5,115,000

Industrial-Telecommunications-Wireless: 1.91%
1,000,000	Intelsat Bermuda, Ltd., Gtd. Notes (b)
	11.250%, 02/04/17	1,057,500

1,000,000	Nextel Communications, Inc., Gtd. Notes, Series D
	7.375%, 08/01/15	950,000
		2,007,500

Industrial-Transportation: 4.99%
1,000,000	American Airlines, Inc., Sr. Sec. Notes (c)
	10.500%, 10/15/12	1,065,000

1,000,000	Delta Air Lines, Inc., Sr. Sec. Notes (b)(c)
	11.750%, 03/15/15	1,066,250

1,000,000	Kansas City Southern Railway, Gtd. Notes
	8.000%, 06/15/15	1,038,750

1,000,000	Martin Midstream Partners / Martin Midstream Finance, Sr. Unsec. Notes (c)
	8.875%, 04/01/18	1,010,000

1,000,000	RailAmerica, Inc., Sr. Sec. Notes
	9.250%, 07/01/17	1,066,250
		5,246,250

Industrial-Trucking & Leasing: 0.95%
1,000,000	Maxim Crane Works LP, Sr. Sec. Notes (c)(d)
	12.250%, 04/15/15	1,000,000

Real Estate : 1.94%
1,000,000	Felcor Lodging LP, Sr. Sec. Notes
	10.000%, 10/01/14	1,030,000

1,000,000	Host Hotels & Resorts LP, Gtd. Notes
	6.875%, 11/01/14	1,010,000
		2,040,000

Utilities-Electric: 3.49%
1,000,000	AES Corp., Sr. Unsec. Notes
	7.750%, 03/01/14	1,022,500

1,000,000	Mirant Americas Generation LLC, Sr. Unsec. Notes
	8.500%, 10/01/21	940,000

1,000,000	NRG Energy, Inc., Gtd. Notes
	7.250%, 02/01/14	1,007,500

1,000,000	Texas Competitive Electric Holdings LLC, Gtd. Notes, Series B (b)
	10.250%, 11/01/15	695,000
		3,665,000
	Total Corporate Bonds (Cost $96,028,511)	102,413,623

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.68%

$2,811,308	Citibank-New York
	0.030%, due 04/01/10	2,811,308

	Total Short-Term Bank Debt Instruments (Cost $2,811,308)	2,811,308

	Total Investments: 100.15% (Cost $98,839,819)	105,224,931

	Net Other Assets and Liabilities: (0.15)%	(158,925)

	Net Assets: 100.00%	$105,066,006

(a)	Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.
(b)	Represents a step bond. Rate disclosed is as of March 31, 2010.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $30,389,757, representing 28.92% of net assets.

(d)	Fair valued security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. – Guaranteed

PIK – Payment-in-kind

Sec. – Secured

Sr. – Senior

Sub. – Subordinated

Unsec. – Unsecured

Forward Income & Growth Allocation Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Allocation		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 92.20%

13,557	Forward Emerging Markets Fund - Institutional Class	0.50%		$297,858
144,385	Forward Frontier Markets Fund - Class Z	3.06%		1,810,591
517,046	Forward High Yield Bond Fund - Class Z	8.46%		5,005,010
276,620	Forward International Equity Fund - Class Z	6.81%		4,024,820
203,991	Forward International Fixed Income Fund - Institutional Class	3.61%		2,137,821
1,718,057	Forward Investment Grade Fixed-Income Fund - Class Z	30.42%		17,988,057
172,903	Forward Large Cap Growth Fund - Class Z	6.86%		4,054,585
240,983	Forward Large Cap Value Fund - Class Z	6.91%		4,087,079
549,209	Forward Mortgage Securities Fund - Class Z	12.19%		7,211,109
91,025	Forward Small to Mid Cap Fund - Class Z	4.10%		2,423,094
486,264	Forward Strategic Alternatives Fund - Class Z	9.28%		5,485,054
265	Forward U.S. Government Money Market Fund - Class Z	0.00	%(b)	265
				54,525,343
	Total Affiliated Investment Companies (Cost $55,122,282)			54,525,343

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.44%

$3,808,261	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10			3,808,261

	Total Short-Term Bank Debt Instruments (Cost $3,808,261)			3,808,261

	Total Investments: 98.64% (Cost $58,930,543)			58,333,604

	Net Other Assets and Liabilities: 1.36%			1,801,829

	Net Assets: 100.00%			$59,135,433

(a)	Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.
(b)	Less than 0.005%.

Percentages are stated as a percent of net assets.

Forward Income Allocation Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 92.80%

347,707	Forward High Yield Bond Fund - Class Z	14.76%	$3,365,800
212,192	Forward International Fixed Income Fund - Institutional Class	9.75%	2,223,769
913,083	Forward Investment Grade Fixed-Income Fund - Class Z	41.91%	9,559,982
369,500	Forward Mortgage Securities Fund - Class Z	21.27%	4,851,538
1,165,619	Forward U.S. Government Money Market Fund - Class Z	5.11%	1,165,619
			21,166,708

	Total Affiliated Investment Companies (Cost $22,011,108)		21,166,708

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.95%

$1,585,520	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10		1,585,520

	Total Short-Term Bank Debt Instruments (Cost $1,585,520)		1,585,520

	Total Investments: 99.75% (Cost $23,596,628)		22,752,228

	Net Other Assets and Liabilities: 0.25%		56,287

	Net Assets: 100.00%		$22,808,515

(a)	Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

Percentages are stated as a percent of net assets.

Forward International Equity Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 99.48%

Australia: 4.97%
224,234	CFS Retail Property Trust	$385,708
66,411	Challenger Financial Services Group, Ltd.	255,886
51,145	Computershare, Ltd.	587,442
102,458	Downer EDI, Ltd.	710,600
10,438	JB Hi-Fi, Ltd.	194,389
4,059	Macquarie Group, Ltd.	175,946
26,408	National Australia Bank, Ltd.	666,717
399,207	OZ Minerals, Ltd.	419,335
8,601	Rio Tinto, Ltd.	618,619
17,680	Sonic Healthcare, Ltd.	233,075
31,898	Woolworths, Ltd.	819,368
		5,067,085

Austria: 0.29%
7,824	OMV AG	293,555

Belgium: 0.38%
30,656	Dexia SA	182,840
4,131	KBC Groep NV(b)	200,048
		382,888

Brazil: 4.10%
11,900	Banco do Brasil SA	199,103
9,100	Cia de Saneamento Basico do Estado de Sao Paulo, ADR(c)	334,880
22,900	EDP - Energias do Brasil SA	439,706
44,600	Natura Cosmeticos SA	910,066
42,500	Petroleo Brasileiro SA, Class A, ADR(c)	1,682,575
21,900	Vale SA, Class B, ADR(c)	607,944
		4,174,274

Cayman Islands: 0.45%
194,000	Tingyi Cayman Islands Holding Corp.	458,758

Chile: 0.22%
14,808	Cia Cervecerias Unidas SA	110,666
5,600	Enersis SA, ADR(b)	111,944
		222,610

China: 4.14%
232,720	Chaoda Modern Agriculture Holdings, Ltd.	247,884
1,176,000	China Construction Bank Corp., Class H	963,327
684,000	Dongfeng Motor Group Co., Ltd., Class H	1,111,794
316,000	Industrial & Commercial Bank of China	240,945
186,000	PetroChina Co., Ltd., Class H	217,524
76,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	317,152
29,000	Tencent Holdings, Ltd.	581,934
64,000	Weichai Power Co., Ltd., Class H	535,799
		4,216,359

Czech Republic: 0.18%
3,793	CEZ AS	179,273

Denmark: 1.93%
36	A P Moller-Maersk AS, Class B	274,425
21,809	Novo Nordisk AS, Class B	1,692,961
		1,967,386

France: 5.72%
11,903	AXA SA	264,775
13,500	BNP Paribas	1,036,736
12,967	Credit Agricole SA	226,972
3,572	Gecina SA	395,308
4,819	Schneider Electric SA	565,203
23,118	Societe Generale	1,453,911
32,464	Total SA	1,884,500
		5,827,405

Germany: 7.33%
13,064	Aareal Bank AG	285,837
16,723	BASF SE	1,037,155
8,837	Bayerische Motoren Werke AG	407,948
19,283	Deutsche Bank AG	1,485,271
14,239	Hannover Rueckversicherung AG	703,094
13,178	Muenchener Rueckversicherungs AG	2,138,460
5,337	RWE AG	472,856
7,743	Siemens AG	775,440
4,605	ThyssenKrupp AG	158,318
		7,464,379
Greece: 0.17%
9,660	Public Power SA	169,609

Hong Kong: 3.31%
152,000	China Unicom Hong Kong, Ltd.	171,105
54,000	Hutchison Whampoa, Ltd.	395,049
167,000	Hysan Development Co., Ltd.	482,883
16,000	Jardine Matheson Holdings, Ltd.	532,800
364,000	Noble Group, Ltd.	796,396
30,500	Swire Pacific, Ltd.	366,907
58,000	VTech Holdings, Ltd.	627,504
		3,372,644
India: 1.25%
8,600	Infosys Technologies, Ltd., ADR(c)	506,110
5,571	State Bank of India, Ltd., GDR (d)	523,674
13,100	Sterlite Industries India, Ltd., ADR(c)	243,791
		1,273,575

Indonesia: 0.85%
127,500	Astra International	588,030
340,500	Semen Gresik Persero	273,599
		861,629

Ireland: 0.30%
12,857	CRH PLC	320,900

Israel: 0.28%
13,300	Partner Communications Co., Ltd., ADR(c)	300,447

Italy: 2.44%
50,965	Banco Popolare Scarl	354,492
71,256	ENI SpA	1,671,664
154,092	UniCredito Italiano SpA	455,257
		2,481,413

Japan: 16.80%
100,000	77 Bank, Ltd.	571,306
21,800	Canon, Inc.	1,009,886
27,000	Daiwa House Industry Co., Ltd.	304,750
49,500	FUJIFILM Holdings Corp.	1,705,253
157,000	Fujitsu, Ltd.	1,027,966
68,000	Gunma Bank, Ltd.	376,121
38,100	Honda Motor Co., Ltd.	1,345,137
56,000	ITOCHU Corp.	490,682
47,000	Joyo Bank, Ltd.	209,682
140	KDDI Corp.	724,939
259,000	Marubeni Corp.	1,609,918
108,000	Mitsui Mining & Smelting Co., Ltd.	323,526
39,000	Nippon Meat Packers, Inc.	493,602
441	NTT DoCoMo, Inc.	671,856
10,540	ORIX Corp.	934,809
84,000	Osaka Gas Co., Ltd.	301,059
48,000	Sakai Chemical Industry Co., Ltd.	233,658
150,000	Sapporo Hokuyo Holdings, Inc.	685,247
17,600	Sohgo Security Services Co., Ltd.	203,924
9,700	Sony Corp.	371,520
96,100	Sumitomo Corp.	1,105,248
16,800	Takata Corp.	430,649
159,000	Tokyo Gas Co., Ltd.	700,845
99,000	Toyo Ink Manufacturing Co., Ltd.	444,848
81	West Japan Railway Co.	279,041
37,000	Yamanashi Chuo Bank, Ltd.	162,694
28,500	Yamato Holdings Co., Ltd.	400,653
		17,118,819

Malaysia: 0.48%
198,100	Tenaga Nasional Bhd	487,844

Mexico: 1.12%
152,600	GEO SAB de CV, Series B(b)	462,881
114,300	Grupo Modelo SAB de CV, Series C	674,920
		1,137,801

Netherlands: 4.21%
6,291	ASML Holding NV	224,821

139,989	ING Groep NV	1,397,602
110,763	James Hardie Industries NV	737,715
15,167	Koninklijke Ahold NV	202,183
15,519	Koninklijke DSM NV	691,995
28,796	Royal Dutch Shell PLC, Class A	834,578
7,133	TNT NV	204,527
		4,293,421

Norway: 2.00%
80,666	DnB NOR ASA(b)	922,230
26,700	StatoilHydro ASA	618,599
36,600	Telenor ASA	496,702
		2,037,531

Peru: 0.18%
6,000	Cia de Minas Buenaventura SA, ADR(c)	185,820

Poland: 0.36%
9,648	KGHM Polska Miedz SA	362,488

Russia: 1.68%
12,492	Lukoil OAO, ADR(c)	708,297
10,100	Mobile Telesystems OJSC, ADR(c)	560,550
10,379	Pharmstandard, GDR(b)(d)	258,437
5,927	Tatneft, ADR(c)	185,515
		1,712,799

South Africa: 1.70%
12,199	Kumba Iron Ore, Ltd.	594,617
102,640	Metropolitan Holdings, Ltd.	239,304
15,400	MTN Group, Ltd.	238,232
39,912	Shoprite Holdings, Ltd.	400,774
16,524	Standard Bank Group, Ltd.	261,554
		1,734,481

South Korea: 3.79%
17,260	Daegu Bank	231,161
2,385	Hyundai Heavy Industries Co., Ltd.	499,686
9,640	Korea Electric Power Corp.	311,476
1,602	Korea Zinc Co., Ltd.	286,071
8,220	LG Display Co., Ltd.	290,301
2,739	LG Electronics, Inc.	278,452
88,542	LG Telecom, Ltd.	604,266
1,226	NHN Corp.(b)	195,085
2,300	POSCO, ADR(c)	269,123
1,870	Samsung Electro-Mechanics Co., Ltd.	190,108
724	Samsung Electronics Co., Ltd.	523,543
9,460	STX Engine Co., Ltd.	178,546
		3,857,818

Spain: 2.89%
20,249	Banco Bilbao Vizcaya Argentaria SA	277,039
109,715	Banco Santander SA	1,458,105
17,492	Enagas	383,312
34,729	Telefonica SA	822,715
		2,941,171

Sweden: 0.47%
14,543	Assa Abloy AB, Class B	284,718
8,616	Electrolux AB	196,974
		481,692

Switzerland: 5.52%
2,542	Baloise-Holding AG	225,479
57,156	Nestle SA	2,928,018
10,188	Roche Holding AG	1,652,735
4,428	Swiss Reinsurance Co., Ltd.	218,018
2,335	Zurich Financial Services AG	598,758
		5,623,008

Taiwan: 2.14%
477,000	Advanced Semiconductor Engineering, Inc.	435,960
146,000	Compal Electronics, Inc.	191,185
57,050	HON HAI Precision Industry Co., Ltd.	247,223
650	HTC Corp.	7,600
17,034	MediaTek, Inc.	295,800
95,264	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(c)	999,319
		2,177,087

Thailand: 1.03%
56,300	Bangkok Bank PCL	239,593
1,141,100	Charoen Pokphand Foods PCL	529,759
323,200	CP ALL PCL	275,085
		1,044,437

Turkey: 0.78%
55,897	Haci Omer Sabanci Holding AS	239,443
36,272	Turkiye Is Bankasi(b)	113,783
78,650	Turkiye Is Bankasi, Class C	256,051
69,900	Turkiye Vakiflar Bankasi Tao, Class D(b)	187,026
		796,303

United Kingdom: 16.02%
16,250	Aggreko PLC	293,921
4,791	Anglo American PLC	208,937
32,733	Antofagasta PLC	516,560
34,968	AstraZeneca PLC	1,559,451
29,172	Atkins WS PLC	274,448
78,374	BAE Systems PLC	441,569
79,000	Barclays PLC	431,910
45,379	BHP Billiton PLC	1,556,197
40,250	British American Tobacco PLC	1,387,331
555,611	BT Group PLC, Class A	1,044,584
16,136	Close Brothers Group PLC	189,758
48,592	Compass Group PLC	387,839
120,605	DS Smith PLC	246,693
101,410	GlaxoSmithKline PLC	1,947,351
60,870	International Power PLC	294,550
27,929	JD Wetherspoon PLC	214,441
54,761	JKX Oil & Gas PLC	234,327
37,707	Mondi PLC	265,543
23,583	Next PLC	774,386
89,659	Pearson PLC	1,409,467
38,500	Petrofac, Ltd.	702,209
25,856	Smith & Nephew PLC	257,571
42,980	Standard Chartered PLC	1,172,294
12,156	Vedanta Resources PLC	512,049
		16,323,386

	Total Common Stocks (Cost $80,253,429)	101,350,095

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.11%

	Wells Fargo Bank & Co. - San Francisco
$115,542	0.030%, 04/01/10	115,542

	Total Short-Term Bank Debt Instruments (Cost $115,542)	115,542

	Total Investments: 99.59% (Cost $80,368,971)	101,465,637

	Net Other Assets and Liabilities: 0.41%	413,953

	Net Assets: 100.00%	$101,879,590

(a)	Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.
(b)	Non-income producing security.
(c)	ADR – American Depositary Receipt.
(d)	GDR – Global Depositary Receipt.

Percentages are stated as a percent of net assets.

Forward Investment Grade Fixed-Income Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Principal Amount		Value (Note 1)
ASSET-BACKED SECURITIES: 3.50%
$84,310,354	Bear Stearns Commercial Mortgage Securities(b)(e)(f)
	0.253%, 11/11/41	$1,290,277

14,780,528	Captec Franchise Trust(b(d)(e)(f)
	3.552%, 10/25/18	189,192

385,000	CDO Repack SPC, Ltd.(c)(d)(f)
	7.110%, 05/20/30	18,134

183,130	Chec Loan Trust(b)(f)
	3.746%, 07/25/34	4,075

11,160,106	CNL Funding(b)(d)(e)(f)
	1.444%, 09/18/12	150,661

2,482,787	Falcon Franchise Loan LLC, Series 2001-1, Class IO(b)(d)(e)(f)
	2.997%, 01/05/23	123,395

7,857,230	Falcon Franchise Loan LLC, Series 2000-1, Class IO(b)(d)(e)(f)
	3.130%, 06/05/20	729,151

409,023	Falcon Franchise Loan LLC, Series 2003-1, Class A1(f)
	4.856%, 01/01/25	349,625

250,000	Falcon Franchise Loan LLC, Series 2003-1, Class C(d)(f)
	7.074%, 01/05/25	80,625

220,219	Home Equity Mortgage Trust(b)
	5.367%, 07/25/36	40,074

1,739,459	Luxembourg Fund Holdings of KODIAK Currency, Series 2006-1A, Class E2(b)(c)(d)(f)
	1.749%, 08/07/37	34,097

956,516	Orion Ltd., CDO, Series 2006-1, Class D(b)(c)(d)(f)
	3.730%, 09/10/46	9,080

1,316,913	Restructured Asset Backed Securities, Series 2003-3A, Class A3(b)(c)(d)(f)
	0.983%, 01/29/22	627,640

	Total Asset-Backed Securities (Cost $11,027,501)	3,646,026

COLLATERALIZED MORTGAGE OBLIGATIONS: 13.18%
1,000,000	Banc of America Large Loan(b)(f)
	3.230%, 03/15/22	136,503

1,623,570	Capco America Securitization Corp.(b)(e)(f)
	1.847%, 10/15/30	6,588

10,737	Collateralized Mortgage Securities Corp.
	9.450%, 02/01/17	12,052

945,600	Countrywide Alternative Loan Trust
	6.000%, 05/25/36	578,884

611,000	Entertainment Properties Trust(f)
	6.223%, 02/15/18	480,207

538,535	FHLMC, Series 2877, Class JD
	4.500%, 10/01/17	545,561

529,147	FHLMC, Series 3300, Class AB
	6.000%, 02/15/34	556,449

438,700	FNMA
	6.000%, 03/01/33	466,514

257,940	FNMA(b)
	3.950%, 05/01/34	266,098

1,936,888	FNMA
	5.580%, 06/01/11	2,007,579

1,127,740	FNMA, Series 1998-M4, Class N(b)(c)(e)
	0.963%, 02/25/35	4,957

42,034,496	FNMA, Series 2000-M2, Class IO(b)(c)(e)
	0.0000036%, 06/17/40	525

2,271,000	FNMA, Series 2006-46, Class PE
	4.500%, 11/25/32	2,422,901

500,000	FNMA, Series 2007-5, Class PB
	6.000%, 07/25/33	534,100

444,754	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A4(b)
	4.293%, 12/19/33	444,117

12,234,818	GNMA, Series 2002-28, Class IO(b)(c)(e)
	0.618%, 01/16/42	193,352

10,796,584	GNMA, Series 2003-64, Class XA(b)(c)(e)
	0.271%, 08/16/43	118,711

118,883	GNMA, Series 2004-9, Class A
	3.360%, 08/16/22	119,654

877,041	Government Lease Trust, Series 1999-C1A, Class B1(f)
	4.000%, 05/18/11	902,643

8,722	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A(b)
	0.979%, 06/19/34	5,792

472,538	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1
	4.475%, 07/15/41	478,731

2,706,825	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO(b)(c)(e)
	0.900%, 10/25/26	614

281,078,010	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X(b)(e)(f)
	0.029%, 06/15/38	344,039

250,000	LNR CDO, Ltd., Series 2005-1A, Class H(c)(d)(f)
	6.000%, 02/28/43	4,996

18,126,405	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO(b)(c)(e)
	0.763%, 11/15/26	675,277

1,000,000	Morgan Stanley Capital I, Series 1998-XL1, Class H(b)(f)
	6.476%, 06/03/30	302,000

650,000	Preferred Term Securities XIII, Ltd.(b)(c)(f)
	1.828%, 03/24/34	100,750

124,049,514	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 (b)(e)(f)
	0.893%, 11/13/11	1,373,576

1,713,525	Washington Mutual, Series 2005-AR18, Class 3A2 (b)
	5.610%, 01/25/36	665,981

	Total Collateralized Mortgage Obligations (Cost $20,369,699)	13,749,151

CONVERTIBLE CORPORATE BONDS: 0.29%
Energy-Oil & Gas: 0.29%
300,000	Transocean, Inc., Convertible, Series A
	1.625%, 12/15/37	298,875

	Total Convertible Corporate Bonds (Cost $298,355)	298,875

CORPORATE BONDS: 28.81%
Diversified Financial Services: 2.11%
725,000	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
	6.900%, 09/15/15	824,524

600,000	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
	6.150%, 08/07/37	586,744

500,000	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
	5.720%, 08/22/11	506,473

300,000	SLM Corp., Sr. Unsec. Medium-Term Notes, Series A (b)
	0.479%, 10/25/11	285,284
		2,203,025

Electric-Utilities: 2.12%
1,200,000	Dominion Resources, Inc., Sr. Unsec. (b)
	1.308%, 06/17/10	1,202,520

1,000,000	FPL Group Capital, Inc., Gtd. Notes (b)
	1.138%, 06/17/11	1,008,253
		2,210,773

Finance-Banking: 15.13%
800,000	Bank of America Corp., Sr. Unsec. Notes
	5.650%, 05/01/18	809,336

600,000	Bank of America Corp., Sr. Unsec. Notes
	5.750%, 12/01/17	615,164

1,800,000	Bank of America Corp., Sr. Unsec. Medium-Term Notes (g)
	9.145%, 07/17/28	465,478

500,000	Barclays Bank PLC, Sr. Unsec. Notes
	5.200%, 07/10/14	533,919

1,500,000	Citigroup, Inc., Sr. Unsec.
	6.125%, 11/21/17	1,543,005

1,800,000	Citigroup, Inc., Unsec. Notes
	8.500%, 05/22/19	2,100,934

200,000	HSBC Bank PLC, Jr. Sub. Notes, Series 2M (b)
	0.750%, 09/29/49	130,000

1,300,000	HSBC Holdings PLC, Sub. Notes
	6.800%, 06/01/38	1,394,026

900,000	JPMorgan Chase & Co., Sr. Unsec. Notes
	5.375%, 10/01/12	973,904

500,000	JPMorgan Chase Bank NA, Sub. Notes (b)
	0.587%, 06/13/16	469,200

1,000,000	Merrill Lynch & Co., Inc., Sr. Unsec. Notes, Series C
	6.050%, 08/15/12	1,068,005

800,000	Morgan Stanley, Sr. Unsec. Medium-Term Notes (b)
	0.549%, 01/09/14	764,873

900,000	Morgan Stanley, Sr. Unsec. Medium-Term Notes
	6.625%, 04/01/18	959,921

200,000	Morgan Stanley, Sr. Unsec. Notes
	6.750%, 04/15/11	211,130

800,000	Morgan Stanley, Sr. Unsec. Notes (b)
	0.731%, 10/15/15	741,058

100,000	Royal Bank of Scotland Group PLC, Jr. Sub. Notes (l)
	7.648%, Perpetual Maturity	83,750

200,000	Royal Bank of Scotland Group PLC, Sub. Notes
	5.000%, 10/01/14	191,401

1,500,000	Wachovia Bank NA, Notes
	4.800%, 11/01/14	1,543,891

700,000	Wachovia Bank NA, Sr. Unsec. Notes (b)
	1.150%, 05/01/10	700,825

400,000	Wachovia Bank NA, Sub. Notes (b)
	0.587%, 03/15/16	367,855

100,000	Wachovia Corp., Sr. Unsec. Notes
	5.300%, 10/15/11	105,804
		15,773,479

Finance-Broker Related (Brokerage): 2.50%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsec. Notes
	5.950%, 01/18/18	1,049,147

500,000	Goldman Sachs Group, Inc., Sr. Unsec. Notes
	6.250%, 09/01/17	538,505

300,000	Goldman Sachs Group, Inc., Sr. Unsec. Notes
	6.150%, 04/01/18	317,424

270,000	Jefferies Group, Inc., Sr. Unsec. Notes
	6.250%, 01/15/36	229,816

1,300,000	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes (i)
	6.875%, 05/02/18	307,125

695,000	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes (i)
	5.750%, 04/25/11	161,588
		2,603,605

Finance-Other: 1.24%
1,000,000	American Express Credit Co., Sr. Unsec. Medium-Term Notes
	5.875%, 05/02/13	1,083,230

250,000	NLV Financial Corp., Sr. Notes (c)(f)
	7.500%, 08/15/33	225,524
		1,308,754

Industrial-Energy: 0.83%
750,000	Sunoco, Inc., Unsec. Notes
	9.000%, 11/01/24	860,936

Industrial-Other: 0.94%
1,300,000	Barnett Capital III, Ltd. Gtd. Notes (b)
	0.874%, 02/01/27	894,352

1,612,806	Canal Point II Ltd., Sec. Notes, Series AI (c)(d)
	0.000%, 06/25/14	87,348
		981,700

Industrial-Telecommunications: 1.01%
1,000,000	British Telecommunications PLC, Sr. Unsec. Notes (b)
	8.630%, 12/15/10	1,056,025

Industrial-Telecommunications-Wired: 1.17%
1,000,000	AT&T Corp., Gtd. Notes
	8.000%, 11/15/31	1,215,754

Insurance: 0.44%
400,000	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes (b)
	0.601%, 07/13/12	356,453

100,000	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes
	5.750%, 06/15/11	100,509
		456,962

Utilities-Electric: 1.32%
700,000	Entergy Arkansas, Inc., 1st Mortgage Notes
	4.500%, 06/01/10	704,725

641,330	MP Environmental Funding LLC, Series A1 (d)
	4.982%, 07/15/14	671,601
		1,376,326

	Total Corporate Bonds (Cost $30,686,091)	30,047,339

MUNICIPAL BONDS: 3.04%
1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series A
	6.899%, 12/01/40	1,066,870

1,100,000	Chicago Transit Authority, Transfer Tax Receipts Revenue, Series B
	6.899%, 12/01/40	1,173,557

900,000	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
	6.800%, 07/01/39	932,679

	Total Municipal Bonds (Cost $2,996,585)	3,173,106

U.S. GOVERNMENT AGENCY SECURITIES: 49.57%
Department of Housing & Urban Development (HUD): 0.21%
214,000	HUD, Series 99-A
	6.330%, 08/01/13	214,995

Federal Home Loan Bank (FHLB): 3.16%
2,300,000	FHLB, Discount Notes (j)
	0.192%, 06/11/10	2,299,540

1,000,000	FHLB, Discount Notes (j)
	0.192%, 06/09/10	999,810
		3,299,350

Federal Home Loan Mortgage Corp (FHLMC): 2.11%
2,200,000	FHLMC, Discount Notes (j)
	0.242%, 08/17/10	2,198,240

Federal National Mortgage Association (FNMA): 0.67%
700,000	FNMA, Discount Notes (j)
	0.187%, 06/09/10	699,866

Small Business Administration-Pass-Through-Agency: 0.87%
867,593	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
	4.640%, 05/01/23	906,233

U.S. Treasury Bonds & Notes: 42.55%
900,000	U.S. Treasury Bonds
	8.125%, 05/15/21	1,232,577

1,800,000	U.S. Treasury Bonds
	5.250%, 02/15/29	1,958,625

1,000,000	U.S. Treasury Bonds
	7.875%, 02/15/21	1,345,000

1,300,000	U.S. Treasury Bonds
	4.250%, 05/15/39	1,204,531

300,000	U.S. Treasury Bonds
	4.375%, 11/15/39	283,688

200,000	U.S. Treasury Bonds
	4.375%, 02/15/38	190,250

800,000	U.S. Treasury Bonds
	8.000%, 11/15/21	1,090,000

600,000	U.S. Treasury Bonds
	4.625%, 02/15/40	591,375

200,000	U.S. Treasury Bonds
	3.625%, 02/15/20	196,594

1,200,000	U.S. Treasury Bonds
	4.000%, 08/15/18	1,236,469

1,100,000	U.S. Treasury Bonds
	3.625%, 08/15/19	1,086,593

3,900,000	U.S. Treasury Bonds
	7.625%, 11/15/22	5,222,957

1,700,000	U.S. Treasury Bonds
	7.500%, 11/15/24	2,283,049

5,200,000	U.S. Treasury Notes
	3.000%, 08/31/16	5,162,217

2,700,000	U.S. Treasury Notes
	3.250%, 12/31/16	2,703,586

3,700,000	U.S. Treasury Notes
	3.125%, 01/31/17	3,673,697

61,000	U.S. Treasury Notes (h)
	1.000%, 07/31/11	61,315

9,000,000	U.S. Treasury Notes (h)
	0.875%, 04/30/11	9,036,917

5,500,000	U.S. Treasury Notes
	5.125%, 06/30/11	5,812,812

36	U.S. Treasury STRIPS (g)(k)
	0.000%, 11/15/17	27
		44,372,279

	Total U.S. Government Agency Securities (Cost $52,133,516)	51,690,963

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.45%

$466,393	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	466,393

	Total Short-Term Bank Debt Instruments (Cost $466,393)	466,393

	Total Investments: 98.84% (Cost $117,978,140)	103,071,853

	Net Other Assets and Liabilities: 1.16%	1,213,094

	Net Assets: 100.00%	$104,284,947

(a)	Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2010.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Fair valued security.
(e)	Interest only security.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $7,311,778, representing 7.01% of net assets.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Security, or portion of security, is being held as collateral for futures contracts.
(i)	Security in default on interest payments.
(j)	Rate shown is the effective yield as of March 31, 2010.
(k)	Principal only security.
(l)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(m)	Less than 0.005%.

Percentages are stated as a percent of net assets.

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at March 31, 2010: 0.93%
(Cost Payable $981,094)
FNMA	4.000%	04/01/39	$1,000,000	$969,375

FUTURES CONTRACTS

At March 31, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
90-DAY EURO Dollar	Long	30	06/14/10	$7,472,250	$53,159
90-DAY EURO Dollar	Long	216	09/13/10	53,711,100	671,830
U.S. 2 Year Treasury Note	Long	31	07/02/10	6,725,547	(1,734)
U.S. 10 Year Treasury Note	Long	71	06/22/10	8,253,750	(75,438)
				$76,162,647	$647,817

Investment Abbreviations:

CDO – Collateralized Debt Obligations

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FBMA – Federal National Mortgage Association

GMAC – General Motors Acceptance Corporation

GNMA – Government National Mortgage Corporation

HUD – Department of Housing & Urban Development

IO – Interest Only

STRIP – Separate Trading of Registered Interest and Principal of Securities

TBA – To Be Announced

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Dates of Purchase	Security	Cost	Value	% of Net Assets
	Canal Point II Ltd., Sec. Notes, Series AI (d)
10/03/07-04/10/08	0.000%, 06/25/14	1,332,292	87,348	0.08%

	CDO Repack SPC, Ltd. (d)(f)
09/08/06	7.110%, 05/20/30	354,663	18,134	0.02%

	FNMA, Series 1998-M4, Class N (b)(e)
02/11/05-02/16/05	0.963%, 02/25/35	583,130	4,957	0.00	% (m)

	FNMA, Series 2000-M2, Class IO (b)(e)
06/14/06-03/21/07	0.0000036%, 06/17/40	114,081	525	0.00	% (m)

	GNMA, Series 2002-28, Class IO (b)(e)
07/24/06-08/01/06	0.618%, 01/16/42	995,050	193,352	0.19%

	GNMA, Series 2003-64, Class XA (b)(e)
05/17/07	0.271%, 08/16/43	487,517	118,711	0.11%

	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO (b)(e)
03/30/06	0.900%, 10/25/26	89,891	614	0.00	% (m)

	LNR CDO, Ltd., Series 2005-1A, Class H (d)(f)
10/19/06	6.000%, 02/28/43	221,021	4,996	0.00	% (m)

	Luxembourg Fund Holdings of KODIAK Currency, Series 2006-1A, Class E2 (b)(d)(f)
10/18/06-02/01/10	1.749%, 08/07/37	1,711,002	34,097	0.03%

	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO (b)(e)
03/29/06	0.763%, 11/15/26	741,142	675,277	0.65%

	NLV Financial Corp., Sr. Notes (f)
01/18/07	7.500%, 08/15/33	277,005	225,524	0.22%

	Orion Ltd., CDO, Series 2006-1, Class D (b)(d) (f)
06/06/06-02/01/10	3.730%, 09/10/46	954,370	9,080	0.01%

	Preferred Term Securities XIII, Ltd. (b) (f)
10/03/06	1.828%, 03/24/34	638,640	100,750	0.10%

	Restructured Asset Backed Securities, Series 2003-3A, Class A3 (b)(d) (f)
01/18/07-01/23/07	0.983%, 01/29/22	1,179,492	627,640	0.60%

Forward Large Cap Growth Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS: 99.51%

Aerospace & Defense : 1.43%
17,900	United Technologies Corp.	$1,317,619

Air Freight & Logistics: 1.64%
23,536	United Parcel Service, Inc.	1,515,954

Beverages: 3.38%
30,945	Coca-Cola Co.	1,701,974
21,490	PepsiCo, Inc.	1,421,778
		3,123,752

Biotechnology: 3.11%
7,370	Amgen, Inc.(b)	440,431
27,971	Biogen Idec, Inc.(b)	1,604,416
18,195	Gilead Sciences, Inc.(b)	827,509
		2,872,356

Capital Markets: 2.07%
3,290	Affiliated Managers Group, Inc.(b)	259,910
3,486	BlackRock, Inc., Class A	759,112
1,380	Goldman Sachs Group, Inc.	235,469
11,915	T. Rowe Price Group, Inc.	654,491
		1,908,982

Chemicals: 1.12%
8,060	E.I. du Pont de Nemours & Co.	300,154
6,980	Monsanto Co.	498,512
2,810	Praxair, Inc.	233,230
		1,031,896

Communications Equipment: 5.54%
121,360	Cisco Systems, Inc.(b)	3,159,001
29,360	Harris Corp.	1,394,306
44,869	JDS Uniphase Corp.(b)	562,209
		5,115,516

Computers & Peripherals: 11.24%
18,350	Apple, Inc.(b)	4,310,965
46,590	EMC Corp.(b)	840,484
30,140	Hewlett-Packard Co.	1,601,940
23,270	International Business Machines Corp.	2,984,377
18,295	SanDisk Corp.(b)	633,556
		10,371,322

Consumer Finance: 1.92%
32,670	American Express Co.	1,347,964
10,271	Capital One Financial Corp.	425,322
		1,773,286

Diversified Consumer Services: 2.78%
45,574	Career Education Corp.(b)	1,441,962
17,270	DeVry, Inc.	1,126,004
		2,567,966

Diversified Financial Services: 1.33%
3,262	IntercontinentalExchange, Inc.(b)	365,931
29,091	NYSE Euronext	861,385
		1,227,316

Diversified Telecommunication Services: 0.90%
32,296	AT&T, Inc.	834,529

Electrical Equipment: 0.61%
5,280	Rockwell Automation, Inc.	297,581
6,770	Thomas & Betts Corp.(b)	265,655
		563,236

Electronic Equipment & Instruments: 2.80%
30,906	Arrow Electronics, Inc.(b)	931,198
38,477	Avnet, Inc.(b)	1,154,310
23,880	Molex, Inc.	498,137
		2,583,645

Energy Equipment & Services: 2.57%
4,580	Baker Hughes, Inc.	214,527
15,325	Halliburton Co.	461,742
7,425	National Oilwell Varco, Inc.	301,307
21,960	Schlumberger, Ltd.	1,393,582
		2,371,158

Food & Staples Retailing: 1.44%
23,911	Wal-Mart Stores, Inc.	1,329,452

Food Products: 3.10%
9,420	ConAgra Foods, Inc.	236,159
15,025	General Mills, Inc.	1,063,620
26,621	Hershey Co.	1,139,645
20,559	Smithfield Foods, Inc.(b)	426,394
		2,865,818

Health Care Equipment & Supplies: 2.40%
4,180	Hospira, Inc.(b)	236,797
1,545	Intuitive Surgical, Inc.(b)	537,861
19,240	Medtronic, Inc.	866,377
8,990	Teleflex, Inc.	575,989
		2,217,024

Health Care Providers & Services: 1.94%
9,633	DaVita, Inc.(b)	610,732
18,218	Medco Health Solutions, Inc.(b)	1,176,154
		1,786,886

Hotels, Restaurants & Leisure: 1.54%
7,745	McDonald’s Corp.	516,746
37,140	Starbucks Corp.	901,388
		1,418,134

Household Products: 2.30%
33,550	Procter & Gamble Co.	2,122,709

Industrial Conglomerates: 1.34%
14,768	3M Co.	1,234,162

Insurance: 0.59%
4,303	Aflac, Inc.	233,610
5,123	Prudential Financial, Inc.	309,941
		543,551

Internet & Catalog Retail: 1.33%
9,015	Amazon.com, Inc.(b)	1,223,606

Internet Software & Services: 3.02%
4,910	Google, Inc. - Class A(b)	2,784,019

IT Services: 0.55%
13,470	Lender Processing Services, Inc.	508,493

Life Sciences Tools & Services: 0.63%
11,245	Thermo Fisher Scientific, Inc.(b)	578,443

Machinery: 4.17%
9,499	Caterpillar, Inc.	597,012
6,420	Cummins, Inc.	397,719
14,340	Danaher Corp.	1,145,908
13,740	Donaldson Co., Inc.	619,949
22,955	Illinois Tool Works, Inc.	1,087,149
		3,847,737

Media: 0.45%
11,565	McGraw-Hill Cos., Inc.	412,292

Metals & Mining: 2.15%
10,979	AK Steel Holding Corp.	250,980
12,340	Freeport-McMoRan Copper & Gold, Inc.	1,030,884
13,740	Newmont Mining Corp.	699,778
		1,981,642

Multi-Line Retail: 1.15%
18,635	Big Lots, Inc.(b)	678,686
9,475	Nordstrom, Inc.	387,054
		1,065,740

Oil, Gas & Consumable Fuels: 7.99%
12,635	Anadarko Petroleum Corp.	920,207
6,800	Consol Energy, Inc.	290,088
12,525	Devon Energy Corp.	806,986
55,458	Exxon Mobil Corp.	3,714,576
13,790	Occidental Petroleum Corp.	1,165,806
10,125	XTO Energy, Inc.	477,698
		7,375,361

Paper & Forest Products: 0.24%
9,026	International Paper Co.	222,130

Personal Products: 0.48%
6,879	Estee Lauder Cos., Inc.	446,241

Pharmaceuticals: 6.29%
16,155	Abbott Laboratories	851,045
3,865	Allergan, Inc.	252,462
32,231	Johnson & Johnson	2,101,462
20,481	Merck & Co., Inc.	764,965
12,215	Perrigo Co.	717,265
26,160	Valeant Pharmaceuticals International(b)	1,122,526
		5,809,725

Semiconductors & Semiconductor Equipment: 2.22%
58,585	Intel Corp.	1,304,103
30,535	Texas Instruments, Inc.	747,191
		2,051,294

Software: 7.88%
6,581	Intuit, Inc.(b)	225,992
163,865	Microsoft Corp.	4,796,328
78,595	Oracle Corp.	2,019,105
13,430	Symantec Corp.(b)	227,236
		7,268,661

Specialty Retail: 2.00%
14,590	Home Depot, Inc.	471,987
10,971	Tiffany & Co.	521,013
20,090	TJX Cos., Inc.	854,227
		1,847,227

Textile, Apparel & Luxury Goods: 0.65%
15,197	Coach, Inc.	600,585

Thrifts & Mortgage Finance: 0.45%
11,145	Capitol Federal Financial	417,492

Trading Companies & Distributors: 0.77%
6,585	WW Grainger, Inc.	711,970

	Total Common Stocks (Cost $82,591,048)	91,848,927

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.49%

$452,826	Citibank - New York
	0.030%, due 04/01/10	452,826

	Total Short-Term Bank Debt Instruments (Cost $452,826)	452,826

	Total Investments: 100.00% (Cost $83,043,874)	92,301,753

	Net Other Assets and Liabilities: 0.00%(c)	(1,401)

	Net Assets: 100.00%	$92,300,352

(a)	Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.
(b)	Non-income producing security.
(c)	Less than 0.005%.

Percentages are stated as a percent of net assets.

Forward Large Cap Value Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS: 99.77%

Aerospace & Defense: 2.81%
37,545	Northrop Grumman Corp.	$2,461,825

Air Freight & Logistics: 0.08%
22,000	Air Transport Services Group, Inc.(b)	74,140

Airlines: 0.34%
20,600	Skywest, Inc.	294,168

Auto Components: 0.25%
453	Autoliv, Inc.	23,343
12,172	Superior Industries International, Inc.	195,726
		219,069

Automobiles: 0.39%
27,216	Ford Motor Co.(b)	342,105

Capital Markets: 0.85%
9,323	Ameriprise Financial, Inc.	422,891
5,621	Calamos Asset Management, Inc.	80,605
28,509	NGP Capital Resources Co.	242,897
		746,393

Chemicals: 3.87%
1,008	A. Schulman, Inc.	24,666
383	Cytec Industries, Inc.	17,901
42,889	Eastman Chemical Co.	2,731,172
5,252	Georgia Gulf Corp.(b)	97,109
19,000	KMG Chemicals, Inc.	334,020
2,397	PPG Industries, Inc.	156,764
447	Stepan Co.	24,983
		3,386,615

Commercial Banks: 4.85%
11,572	Community Bank System, Inc.	263,610
94,823	KeyCorp	734,878
60,828	Prosperity Bancshares, Inc.	2,493,949
28,946	U.S. Bancorp	749,122
		4,241,559

Commercial Services & Supplies: 0.98%
7,469	Brink’s Co.	210,850
4,774	Consolidated Graphics, Inc.(b)	197,691
8,600	Kimball International, Inc., Class B	59,770
12,600	M&F Worldwide Corp.(b)	385,560
		853,871

Computers & Peripherals: 4.99%
41,806	Hewlett-Packard Co.	2,221,989
8,615	International Business Machines Corp.	1,104,874
7,411	Lexmark International, Inc.(b)	267,389
12,712	Seagate Technology LLC	232,121
13,880	Western Digital Corp.(b)	541,181
		4,367,554

Consumer Finance: 3.65%
77,200	Capital One Financial Corp.	3,196,852

Distributors: 0.00%(c)
100	Core-Mark Holding Co., Inc.(b)	3,061

Diversified Consumer Services: 0.73%
36,200	Corinthian Colleges, Inc.(b)	636,758

Diversified Financial Services: 9.27%
85,549	Bank of America Corp.	1,527,050
351,386	Citigroup, Inc.	1,423,113
91,751	JPMorgan Chase & Co.	4,105,857
44,911	PHH Corp.(b)	1,058,552
		8,114,572

Diversified Telecommunication Services: 5.00%
151,106	AT&T, Inc.	3,904,579
15,236	Verizon Communications, Inc.	472,621
		4,377,200

Electronic Equipment & Instruments: 0.71%
3,800	Insight Enterprises, Inc.(b)	54,568
6,700	Tech Data Corp.(b)	280,730
27,801	Vishay Intertechnology, Inc.(b)	284,404
		619,702

Food & Staples Retailing: 6.08%
79,765	SUPERVALU, Inc.	1,330,480
71,722	Wal-Mart Stores, Inc.	3,987,743
		5,318,223

Food Products: 4.15%
16,100	Del Monte Foods Co.	235,060
26,429	Hormel Foods Corp.	1,110,282
16,700	John B. Sanfilippo & Son, Inc.(b)	246,325
89,182	Sara Lee Corp.	1,242,306
41,749	Tyson Foods, Inc.	799,493
		3,633,466

Health Care Providers & Services: 4.15%
6,950	Cardinal Health, Inc.	250,409
33,600	Healthspring, Inc.(b)	591,360
49,457	UnitedHealth Group, Inc.	1,615,760
18,300	WellPoint, Inc.(b)	1,178,154
		3,635,683

Hotels, Restaurants & Leisure: 0.85%
2,132	Cracker Barrel Old Country Store, Inc.	98,882
17,269	Domino’s Pizza, Inc.(b)	235,549
7,239	Starbucks Corp.	175,691
605	Steak N Shake Co.(b)	230,668
		740,790

Household Products: 0.06%
5,249	Central Garden and Pet Co., Class A(b)	48,081

Independent Power Producers & Energy Traders: 1.78%
44,504	Constellation Energy Group, Inc.	1,562,535

Industrial Conglomerates: 5.39%
259,254	General Electric Co.	4,718,423

Insurance: 3.14%
9,517	Aflac, Inc.	516,678
28,226	Travelers Cos., Inc.	1,522,511
28,624	Unum Group	709,016
		2,748,205

Internet & Catalog Retail: 0.60%
17,939	HSN, Inc.(b)	528,124

IT Services: 0.80%
12,861	Computer Sciences Corp.(b)	700,796

Machinery: 0.50%
9,780	Navistar International Corp.(b)	437,459

Media: 3.43%
29,778	Gannett Co., Inc.	491,933
80,155	Time Warner, Inc.	2,506,447
		2,998,380

Multi-Line Retail: 0.22%
8,094	Dillard’s, Inc., Class A	191,018

Multi-Utilities: 2.09%
115,839	NiSource, Inc.	1,830,257

Oil, Gas & Consumable Fuels: 11.61%
3,237	BreitBurn Energy Partners LP(b)(d)	48,296
53,255	Chevron Corp.	4,038,327
76,811	ConocoPhillips	3,930,419
49	Delek US Holdings, Inc.	357
31,976	Exxon Mobil Corp.	2,141,752
		10,159,151

Paper & Forest Products: 1.33%
6,400	Domtar Corp.(b)	412,224
17,200	International Paper Co.	423,292
4,458	MeadWestvaco Corp.	113,902
15,100	P.H. Glatfelter Co.	218,799
		1,168,217

Pharmaceuticals: 9.50%
31,022	Abbott Laboratories	1,634,239
106,685	Bristol-Myers Squibb Co.	2,848,489
37,343	Johnson & Johnson	2,434,764
19,900	KV Pharmaceutical Co., Class A(b)	35,024
1,977	KV Pharmaceutical Co., Class B(b)	4,171
79,158	Pfizer, Inc.	1,357,560
		8,314,247

Real Estate Investment Trusts: 0.95%
48,333	Annaly Capital Management, Inc.	830,361

Software: 1.43%
14,282	Microsoft Corp.	418,034
49,370	Symantec Corp.(b)	835,341
		1,253,375

Specialty Retail: 2.38%
5,731	Jo-Ann Stores, Inc.(b)	240,587
53,869	Limited Brands, Inc.	1,326,255
21,960	Rent-A-Center, Inc.(b)	519,354
		2,086,196

Textiles, Apparel & Luxury Goods: 0.28%
1,784	Deckers Outdoor Corp.(b)	246,192

Tobacco: 0.28%
4,163	Altria Group, Inc.	85,425
3,079	Universal Corp.	162,232
		247,657

	Total Common Stocks (Cost $84,178,171)	87,332,280

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.04%

$39,185	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	39,185

	Total Short-Term Bank Debt Instruments (Cost $39,185)	39,185

	Total Investments: 99.81% (Cost $84,217,356)	87,371,465

	Net Other Assets and Liabilities: 0.19%	167,041

	Net Assets: 100.00%	$87,538,506

(a)	Prior to May 1, 2010, the Forward Large Cap Value Fund was known as the Accessor Value Fund.
(b)	Non-income producing security.
(c)	Less than 0.005%.
(d)	Mater Limited Partnership.

Percentages are stated as a percent of net assets.

Forward Mortgage Securities Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Principal Amount		Value (Note 1)

ASSET-BACKED SECURITIES: 2.35%
$900,000	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4
	5.300%, 05/15/14	$949,962

385,140	Capital One Auto Finance Trust, Series 2006-B, Class A4 (b)
	0.245%, 07/15/13	383,820

43,577	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2A (b)
	0.366%, 04/25/37	42,211

	Total Asset-Backed Securities (Cost $1,370,152)	1,375,993

COLLATERALIZED MORTGAGE OBLIGATIONS: 85.55%

Collateralized Mortgage Obligations - Other: 13.17%
132,953	Bank of America Alternative Loan Trust, Series 2003-10, Class 6A2
	5.500%, 12/25/18	132,890

148,871	Bank of America Alternative Loan Trust, Series 2004-3, Class 4A1
	5.000%, 04/25/19	142,869

342,607	Countrywide Alternative Loan Trust, Series 2004-28CB, Class 1A1
	5.500%, 01/25/35	321,514

525,535	Countrywide Alternative Loan Trust, Series 2005-23CB, Class A15
	5.500%, 07/25/35	448,758

117,296	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4
	5.250%, 03/25/35	109,506

349,741	Countrywide Alternative Loan Trust, Series 2005-86CB, Class A8
	5.500%, 02/25/36	298,646

305,017	Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A15
	5.750%, 03/25/37	229,007

227,562	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB1, Class 2A (b)
	3.328%, 05/20/34	180,113

1,049,753	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 1A1 (b)
	0.746%, 02/25/35	833,195

1,067,514	FHLMC, REMICs (b)
	5.850%, 02/15/37	93,931

132,379	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A4
	5.500%, 03/25/35	112,739

341,610	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1 (b)
	3.379%, 01/25/35	287,355

1,066,859	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1 (b)
	0.436%, 08/25/46	855,482

110,601	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A15
	5.750%, 02/25/36	110,306

76,703	Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A (b)
	0.567%, 09/19/35	45,186

155,268	Homebanc Mortgage Trust, Series 2005-4, Class A1 (b)
	0.516%, 10/25/35	110,487

298,047	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 3A1 (b)
	5.930%, 03/25/37	232,940

184,594	JP Morgan Mortgage Trust
	5.500%, 12/25/19	184,507

127,397	Lehman Mortgage Trust, Series 2005-2, Class 3A3
	5.500%, 12/25/35	114,810

175,311	Residential Accredit Loans, Inc., Series 2005-QS1, Class A5
	5.500%, 01/25/35	136,120

309,400	Residential Accredit Loans, Inc., Series 2005-QS4, Class A5
	5.500%, 04/25/35	241,329

245,000	SLM Student Loan Trust (b)
	1.549%, 01/25/18	252,808

250,000	Structured Asset Securities Corp.
	5.500%, 04/25/35	213,745

435,659	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1 (b)
	0.366%, 08/25/11	425,027

1,609,775	Wells Fargo Alternative Loan Trust, Series 2007-PA2, Class 1A1
	6.000%, 06/25/37	1,251,098

420,000	Wells Fargo Mortgage Backed Securities Trust (b)
	5.754%, 04/25/36	346,263
		7,710,631

Federal Home Loan Mortgage Corp (FHLMC): 1.63%
365,350	FHLMC (b)
	5.145%, 03/01/38	384,941

312,736	FHLMC (b)
	5.147%, 07/01/38	329,021

230,910	FHLMC (b)
	4.688%, 03/01/38	241,193
		955,155

Federal Home Loan Mortgage Corp (FHLMC)-Pass-Through-Agency: 2.85%
799	FHLMC - Gold
	8.000%, 11/01/25	922

7,519	FHLMC - Gold
	7.500%, 09/01/14	8,115

384,004	FHLMC - Gold
	4.500%, 07/01/39	385,313

1,980	FHLMC - Gold
	8.000%, 08/01/24	2,284

358	FHLMC - Gold
	8.000%, 07/01/24	412

6,034	FHLMC - Gold
	8.000%, 06/01/26	6,966

28,663	FHLMC - Gold
	8.000%, 07/01/24	33,055

13,231	FHLMC - Gold
	5.500%, 01/01/29	14,061

242	FHLMC-Gold
	8.000%, 09/01/25	279

2,399	FHLMC-Gold
	8.000%, 07/01/24	2,766

1,134,563	FHLMC-Gold
	5.000%, 09/01/33	1,179,328

199	FHLMC-Gold
	8.000%, 01/01/26	229

142	FHLMC-Gold
	7.000%, 06/01/15	155

3,131	FHLMC-Gold
	8.000%, 12/01/25	3,606

26,150	FHLMC-Gold
	8.000%, 07/01/25	30,120
		1,667,611

Federal National Mortgage Association (FNMA): 0.25%
1,164,863	FNMA, REMICs (b)
	6.954%, 12/25/36	146,567

Federal National Mortgage Association (FNMA) - Pass-Through Agency: 67.24%
771,342	FNMA
	4.500%, 09/01/39	773,970

5,941,579	FNMA
	4.500%, 11/01/39	5,961,824

100,000	FNMA
	5.000%, 02/01/40	103,289

190,254	FNMA
	4.500%, 06/01/39	190,902

77,662	FNMA
	4.500%, 07/01/39	77,927

374,391	FNMA
	4.500%, 06/01/39	375,666

48,765	FNMA
	4.500%, 06/01/39	48,931

51,462	FNMA
	7.500%, 09/01/29	58,190

6,277	FNMA
	7.500%, 12/01/31	7,110

3,054,862	FNMA
	5.000%, 11/01/33	3,169,664

500,001	FNMA
	5.000%, 02/01/40	516,448

6,142,313	FNMA
	6.000%, 06/01/39	6,532,058

435,483	FNMA
	6.000%, 10/01/38	464,817

1,000,000	FNMA
	5.000%, 03/01/40	1,032,893

15,174,268	FNMA
	4.500%, 07/01/39	15,225,969

321,998	FNMA (b)
	5.157%, 07/01/38	338,914

307,962	FNMA (b)
	4.449%, 06/01/38	320,723

23,514	FNMA
	4.500%, 02/01/39	23,596

213,832	FNMA
	6.000%, 03/01/36	228,235

740,359	FNMA
	5.000%, 01/01/23	781,984

400,470	FNMA
	5.000%, 03/01/23	424,237

484,428	FNMA
	6.000%, 07/01/38	517,058

63,847	FNMA
	4.500%, 06/01/39	64,065

161,554	FNMA
	4.500%, 05/01/39	162,104

231,025	FNMA
	4.500%, 06/01/39	231,813

1,069,912	FNMA
	6.000%, 02/01/38	1,137,801

283,734	FNMA (b)
	5.311%, 08/01/38	299,071

279,532	FNMA (b)
	4.826%, 08/01/38	292,776
		39,362,035

Government National Mortgage Association (GNMA): 0.27%
750,809	GNMA, Series 2007-19, Class SJ (b)
	5.960%, 04/20/37	70,899

743,081	GNMA, Series 2009-26, Class SC (b)
	6.170%, 01/16/38	87,305
		158,204

Government National Mortgage Association (GNMA)-Pass-Through-Agency: 0.14%
2,750	GNMA
	6.500%, 08/15/14	2,974

24,547	GNMA
	5.500%, 04/15/14	26,035

1,570	GNMA
	7.500%, 10/15/29	1,775

31,538	GNMA
	8.000%, 09/20/26	36,116

16,243	GNMA
	6.500%, 12/15/23	17,515
		84,415

	Total Collateralized Mortgage Obligations (Cost $49,857,642)	50,084,618

PROJECT LOANS: 0.00%(c)
Project Loans : 0.00%
2,230	Merrill Lynch 42 (d)(e)
	7.430%, 09/01/22	2,208

	Total Project Loans (Cost $2,259)	2,208

U.S. GOVERNMENT AGENCY SECURITIES: 3.73%
U.S. Treasury Bonds & Notes: 3.73%
2,220,000	U.S. Treasury Bonds
	3.625%, 02/15/20	2,182,191

	Total U.S. Government Agency Securities (Cost $2,192,466)	2,182,191

Contracts
OPTIONS PURCHASED: 0.16%
81	Eurodollar, Expires September 2010, Strike Price $98.75 Call	93,397

	Total Options Purchased (Cost $89,853)	93,397

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 5.20%

$ 3,043,774	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	3,043,774

	Total Short-Term Bank Debt Instruments (Cost $3,043,774)	3,043,774

	Total Investments: 96.99% (Cost $56,556,146)	56,782,181

	Net Other Assets and Liabilities: 3.01%	1,762,695

	Net Assets: 100.00%	$58,544,876

FORWARD COMMITMENT

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at March 31, 2010: 55.38%
(Cost Payable $32,428,231)
FHLMC	6.000%	04/15/34	$100,000	$107,297
FHLMC	5.500%	04/15/37	1,100,000	1,161,532
FHLMC	4.500%	04/01/23	200,000	207,406
FHLMC-GOLD	4.500%	04/13/39	1,100,000	1,102,407
FNMA	6.500%	06/01/37	1,300,000	1,400,750
FNMA	6.500%	05/01/37	1,100,000	1,188,688
FNMA	6.500%	04/30/37	100,000	108,375
FNMA	6.000%	06/01/37	1,000,000	1,063,750
FNMA	5.500%	06/12/37	2,500,000	2,623,047
FNMA	5.500%	04/30/35	7,100,000	7,456,108
FNMA	5.500%	04/30/22	600,000	641,719
FNMA	5.000%	06/01/38	1,000,000	1,024,062
FNMA	5.000%	04/01/38	3,920,000	4,043,723
FNMA	5.000%	04/30/20	600,000	632,813
FNMA	4.500%	04/30/20	2,200,000	2,281,814
FNMA	4.000%	04/01/39	1,100,000	1,066,312
GNMA	6.000%	04/01/38	1,300,000	1,388,562
GNMA	5.500%	04/01/38	2,300,000	2,432,609
GNMA	5.000%	04/01/40	700,000	727,562
GNMA	5.000%	04/01/38	1,600,000	1,663,000
GNMA	4.500%	04/01/38	100,000	101,172
				$32,422,708

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sale Commitments at March 31, 2010: 35.83%
(Proceeds Receivable $21,084,012)
FHLMC	5.000%	05/14/33	$(900,000)	$(925,594)
FNMA	6.000%	05/01/32	(1,800,000)	(1,920,375)
FNMA	5.500%	04/01/33	(3,100,000)	(3,267,109)
FNMA	5.000%	03/01/34	(600,000)	(619,613)
FNMA	5.000%	05/01/33	(400,000)	(411,000)
FNMA	4.500%	04/14/33	(13,800,000)	(13,830,194)
				$(20,973,885)

SCHEDULE OF OPTIONS WRITTEN

Contracts		Value (Note 1)
(81)	Eurodollar, Expires September 2010, Strike Price $98.25 Put	$(62,022)
	Total Options Written (Proceeds $60,503)	$(62,022)

FUTURES CONTRACTS

At March 31, 2010, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
90-DAY EURO Dollar	Short	(3)	06/14/10	$(747,225)	$92
90-DAY EURO Dollar	Short	(3)	09/13/10	(745,988)	(22)
90-DAY EURO Dollar	Short	(3)	12/13/10	(743,775)	28
90-DAY EURO Dollar	Short	(3)	03/14/11	(741,150)	103
90-DAY EURO Dollar	Short	(3)	06/13/11	(738,337)	129
90-DAY EURO Dollar	Short	(3)	09/22/11	(735,600)	128
90-DAY EURO Dollar	Short	(3)	12/22/11	(732,937)	191
90-DAY EURO Dollar	Short	(1)	03/19/12	(243,538)	109
U.S. 5 Year Treasury Note	Short	(19)	07/01/10	(2,182,031)	5,282
U.S. 10 Year Treasury Note	Long	13	06/22/10	1,511,250	(638)
				$(6,099,331)	$5,402

(a)	Prior to May 1, 2010, the Forward Mortgage Securities Fund was known as the Accessor Mortgage Securities Fund.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2010.
(c)	Less than 0.005%.
(d)	Fair valued security.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REMICs – Real Estate Mortgage Investment Conduits

Securities determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/22/97-08/07/07	Merrill Lynch 42 (d)
	7.430%, 09/01/22	$2,259	$2,208	0.00	%(c)

Forward Small to Mid Cap Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS: 99.64%

Aerospace & Defense: 0.11%
33,500	GenCorp, Inc.(b)	$192,960

Airlines: 2.29%
16,000	Alaska Air Group, Inc.(b)	659,680
57,808	AMR Corp.(b)	526,631
55,234	Continental Airlines, Inc., Class B(b)	1,213,491
900	Delta Air Lines, Inc.(b)	13,131
20,880	Skywest, Inc.	298,166
42,029	UAL Corp.(b)	821,667
55,600	US Airways Group, Inc.(b)	408,660
		3,941,426

Auto Components: 1.72%
33,400	American Axle & Manufacturing Holdings, Inc.(b)	333,332
45,700	ArvinMeritor, Inc.(b)	610,095
9,815	BorgWarner, Inc.	374,737
15,460	Cooper Tire & Rubber Co.	294,049
29,500	Dana Holding Corp.(b)	350,460
34,100	Exide Technologies(b)	196,075
20,100	Tenneco, Inc.(b)	475,365
11,400	TRW Automotive Holdings Corp.(b)	325,812
		2,959,925

Automobiles: 0.21%
11,800	Thor Industries, Inc.	356,478

Beverages: 0.43%
7,700	Central European Distribution Corp.(b)	269,577
10,988	Hansen Natural Corp.(b)	476,659
		746,236

Biotechnology: 1.82%
21,405	Alexion Pharmaceuticals, Inc.(b)	1,163,790
12,600	Dendreon Corp.(b)	459,522
10,300	Human Genome Sciences, Inc.(b)	311,060
178,800	PDL BioPharma, Inc.	1,110,348
2,060	Vertex Pharmaceuticals, Inc.(b)	84,192
		3,128,912

Building Materials: 0.35%
16,100	Owens Corning(b)	409,584
11,000	USG Corp.(b)	188,760
		598,344

Capital Markets: 2.65%
7,386	Affiliated Managers Group, Inc.(b)	583,494
29,100	Apollo Investment Corp.	370,443
500	Artio Global Investors, Inc.	12,370
4,956	BlackRock, Inc., Class A	1,079,219
38,300	Blackstone Group LP	536,200

17,123	Eaton Vance Corp.	574,305
19,863	Hercules Technology Growth Capital, Inc.	210,349
9,690	Jefferies Group, Inc.	229,362
10,841	SWS Group, Inc.	124,997
22,968	TD Ameritrade Holding Corp.(b)	437,770
11,060	Waddell & Reed Financial, Inc., Class A	398,602
		4,557,111

Chemicals: 4.75%
14,132	A. Schulman, Inc.	345,810
7,846	Arch Chemicals, Inc.	269,824
5,106	Ashland, Inc.	269,444
16,134	Cabot Corp.	490,474
11,150	Celanese Corp., Class A	355,128
13,899	Cytec Industries, Inc.	649,639
28,700	Ferro Corp.	252,273
1,203	FMC Corp.	72,830
12,888	HB Fuller Co.	299,130
27,804	Huntsman Corp.	335,038
8,562	Innophos Holdings, Inc.	238,880
16,987	Koppers Holdings, Inc.	481,072
18,582	Nalco Holding Co.	452,100
3,900	NewMarket Corp.	401,661
37,300	Olin Corp.	731,825
7,084	OM Group, Inc.(b)	240,006
41,600	PolyOne Corp.(b)	425,984
24,763	RPM International, Inc.	528,442
4,700	Scotts Miracle-Gro Co., Class A	217,845
8,219	Sensient Technologies Corp.	238,844
13,926	Spartech Corp.(b)	162,934
2,600	Terra Industries, Inc.	118,976
18,005	W.R. Grace & Co.(b)	499,819
3,700	Westlake Chemical Corp.	95,423
		8,173,401

Commercial Banks: 2.26%
5,145	Bank of Hawaii Corp.	231,268
48,100	Banner Corp.	184,704
3,800	Chemical Financial Corp.	89,756
204,100	Citizens Republic Bancorp, Inc.(b)	240,838
9,820	Comerica, Inc.	373,553
4,968	Cullen/Frost Bankers, Inc.	277,214
83,100	First BanCorp.	200,271
6,619	Hancock Holding Co.	276,740
9,032	Independent Bank Corp. (Ionia, MI)	6,322
10,402	Independent Bank Corp. (Rockland, MA)	256,513
8,033	Prosperity Bancshares, Inc.	329,353
54,900	Regions Financial Corp.	430,965
30,600	Synovus Financial Corp.	100,674
6,100	Umpqua Holdings Corp.	80,886
9,834	Westamerica Bancorp.	566,931
14,546	Wilmington Trust Corp.	241,027
		3,887,015

Commercial Services & Supplies: 0.81%
1,530	Amrep Corp.(b)(c)	22,231
15,290	Brink’s Co.	431,637
26,750	Cenveo, Inc.(b)	231,655
16,004	Covanta Holding Corp.(b)	266,627
10,810	Geo Group, Inc.(b)	214,254
8,240	Mine Safety Appliances Co.	230,390
		1,396,794

Communications Equipment: 0.81%
26,800	ADC Telecommunications, Inc.(b)	195,908
69,900	Brocade Communications Systems, Inc.(b)	399,129
9,891	CommScope, Inc.(b)	277,146
18,615	InterDigital, Inc.(b)	518,614
		1,390,797

Computers & Peripherals: 1.17%
21,700	Imation Corp.(b)	238,917
21,385	Lexmark International, Inc., Class A(b)	771,571
40,376	NCR Corp.(b)	557,189
98,069	Quantum Corp.(b)	257,921
6,935	Synaptics, Inc.(b)	191,475
		2,017,073

Construction & Engineering: 1.47%
14,068	EMCOR Group, Inc.(b)	346,495
32,000	KBR, Inc.	709,120
19,520	Quanta Services, Inc.(b)	374,003
9,832	Shaw Group, Inc.(b)	338,417
17,600	Tutor Perini Corp.(b)	382,800
7,657	URS Corp.(b)	379,864
		2,530,699

Construction Materials: 0.18%
21,110	Headwaters, Inc.(b)	96,895
2,632	Martin Marietta Materials, Inc.	219,904
		316,799

Consumer Finance: 0.05%
2,196	Student Loan Corp.	78,024

Containers & Packaging: 0.48%
5,251	Greif, Inc., Class A	288,385
3,900	Rock-Tenn Co., Class A	177,723
7,001	Sonoco Products Co.	215,561
7,000	Temple-Inland, Inc.	143,010
		824,679

Diversified Consumer Services: 1.05%
8,600	Brink’s Home Security Holdings, Inc.(b)	365,929
8,250	Career Education Corp.(b)	261,030
15,112	Hillenbrand, Inc.	332,313
10,650	Regis Corp.	198,942
23,200	Service Corp. International	212,976
10,180	Universal Technical Institute, Inc.(b)	232,308
7,800	Weight Watchers International, Inc.	199,134
		1,802,632

Diversified Financial Services: 0.33%
4,937	Asta Funding, Inc.	34,756
2,099	MSCI, Inc., Class A(b)	75,774
6,300	NYSE Euronext	186,543
11,498	PHH Corp.(b)	271,008
		568,081

Diversified Telecommunication Services: 0.85%
132,887	Cincinnati Bell, Inc.(b)	453,145
69,000	Frontier Communications Corp.	513,360
6,156	General Communication, Inc., Class A(b)	35,520
204,268	Level 3 Communications, Inc.(b)	330,914
7,061	tw telecom, Inc., Class A(b)	128,157
		1,461,096

Electric Utilities: 0.68%
25,400	NV Energy, Inc.	313,182
26,517	PNM Resources, Inc.	332,258
21,564	Portland General Electric Co.	416,401
3,461	Unisource Energy Corp.	108,814
		1,170,655

Electrical Equipment: 0.78%
11,376	Belden, Inc.	312,385
1,114	First Solar, Inc.(b)	136,632
5,013	General Cable Corp.(b)	135,351
5,200	Hubbell, Inc.	262,236
7,100	Roper Industries, Inc.	410,664
4,534	SunPower Corp., Class A(b)	85,693
		1,342,961

Electronic Equipment & Instruments: 4.72%
10,169	Amphenol Corp., Class A	429,030
9,144	Anixter International, Inc.(b)	428,396
16,642	Arrow Electronics, Inc.(b)	501,423
18,366	Avnet, Inc.(b)	550,981
21,740	Benchmark Electronics, Inc.(b)	450,888
66,495	Brightpoint, Inc.(b)	500,707
14,003	Checkpoint Systems, Inc.(b)	309,746
12,178	Cognex Corp.	225,171
11,155	Dolby Laboratories, Inc., Class A(b)	654,465
17,106	FLIR Systems, Inc.(b)	482,389
19,526	Ingram Micro, Inc., Class A(b)	342,681
43,525	L-1 Identity Solutions, Inc., Class 1(b)	388,678
24,795	Methode Electronics, Inc.	245,471
6,095	Multi-Fineline Electronix, Inc.(b)	157,007
7,252	Rofin-Sinar Technologies, Inc.(b)	164,040
13,700	Sanmina-SCI Corp.(b)	226,050
8,929	Scansource, Inc.(b)	256,977
8,524	SYNNEX Corp.(b)	251,969
11,441	Tech Data Corp.(b)	479,378
13,800	Technitrol, Inc.	72,864
18,192	Trimble Navigation, Ltd.(b)	522,474
46,430	Vishay Intertechnology, Inc.(b)	474,979
		8,115,764

Energy Equipment & Services: 1.96%
29,400	Bronco Drilling Co., Inc.(b)	138,180
14,182	Dresser-Rand Group, Inc.(b)	445,598
21,390	Exterran Holdings, Inc.(b)	516,997
7,045	Gulf Island Fabrication, Inc.	153,229
21,100	Helix Energy Solutions Group, Inc.(b)	274,933
10,854	Helmerich & Payne, Inc.	413,320
30,220	Hercules Offshore, Inc.(b)	130,248
3,907	Oceaneering International, Inc.(b)	248,055
21,390	Patterson-UTI Energy, Inc.	298,818
16,154	Pride International, Inc.(b)	486,398
5,500	Tidewater, Inc.	259,985
		3,365,761

Food & Staples Retailing: 1.86%
7,100	Andersons, Inc.	237,708
15,200	BJ’s Wholesale Club, Inc.(b)	562,249
11,161	Casey’s General Stores, Inc.	350,455

57,400	Great Atlantic & Pacific Tea Co.(b)	440,258
12,876	Nash Finch Co.	433,277
11,200	Pantry, Inc.(b)	139,888
205,900	Rite Aid Corp.(b)	308,850
10,700	Ruddick Corp.	338,548
6,100	Spartan Stores, Inc.	87,962
24,300	Winn-Dixie Stores, Inc.(b)	303,507
		3,202,702

Food Products: 2.15%
11,686	Bunge, Ltd.	720,208
37,701	Chiquita Brands International, Inc.(b)	593,037
9,315	Corn Products International, Inc.	322,858
9,133	Flowers Foods, Inc.	225,950
11,569	Fresh Del Monte Produce, Inc.(b)	234,272
2,900	Green Mountain Coffee Roasters, Inc.(b)	280,778
7,700	Imperial Sugar Co.	119,427
1,500	Mead Johnson Nutrition Co.	78,045
5,997	Ralcorp Holdings, Inc.(b)	406,477
9,800	Sanderson Farms, Inc.	525,378
9,400	Smithfield Foods, Inc.(b)	194,956
		3,701,386

Gas Utilities: 0.21%
10,890	Laclede Group, Inc.	367,211

Health Care Equipment & Supplies: 2.91%
2,300	Beckman Coulter, Inc.	144,440
8,284	Cooper Cos., Inc.	322,082
5,218	Edwards Lifesciences Corp.(b)	515,956
7,872	Gen-Probe, Inc.(b)	393,600
14,400	Hill-Rom Holdings, Inc.	391,824
20,359	Hologic, Inc.(b)	377,456
9,602	IDEXX Laboratories, Inc.(b)	552,595
12,737	Immucor, Inc.(b)	285,181
9,719	Inverness Medical Innovations, Inc.(b)	378,555
6,936	Kensey Nash Corp.(b)	163,620
13,917	Meridian Bioscience, Inc.	283,489
12,320	Quidel Corp.(b)	179,133
12,485	ResMed, Inc.(b)	794,671
6,394	STERIS Corp.	215,222
		4,997,824

Health Care Providers & Services: 3.29%
11,445	Amsurg Corp., Class A(b)	247,098
15,600	Centene Corp.(b)	375,024
8,314	Chemed Corp.	452,115
12,637	Community Health Systems, Inc.(b)	466,684
10,728	Hanger Orthopedic Group, Inc.(b)	195,035
7,600	Health Management Associates, Inc., Class A(b)	65,360
19,502	Health Net, Inc.(b)	485,016
21,100	Healthsouth Corp.(b)	394,570
20,687	Healthspring, Inc.(b)	364,091
6,189	Henry Schein, Inc.(b)	364,532
17,037	inVentiv Health, Inc.(b)	382,651
2,976	Laboratory Corp. of America Holdings(b)	225,313
6,314	LifePoint Hospitals, Inc.(b)	232,229
7,001	Magellan Health Services, Inc.(b)	304,403

6,805	Mednax, Inc.(b)	395,983
7,523	Nighthawk Radiology Holdings, Inc.(b)	23,923
13,500	Omnicare, Inc.	381,915
10,000	WellCare Health Plans, Inc.(b)	298,000
		5,653,942

Health Care Technology: 0.51%
44,940	Allscripts-Misys Healthcare Solutions, Inc.(b)	879,026

Hotels, Restaurants & Leisure: 3.25%
8,523	Bally Technologies, Inc.(b)	345,522
15,357	Brinker International, Inc.	296,083
4,271	Chipotle Mexican Grill, Inc., Class A(b)	481,214
26,652	CKE Restaurants, Inc.	295,038
15,400	Cracker Barrel Old Country Store, Inc.	714,252
50,300	Denny’s Corp.(b)	193,152
3,100	DineEquity, Inc.(b)	122,543
28,454	Domino’s Pizza, Inc.(b)	388,113
62,698	Las Vegas Sands Corp.(b)	1,326,062
17,400	MGM MIRAGE(b)	208,800
20,700	Pinnacle Entertainment, Inc.(b)	201,618
16,033	Royal Caribbean Cruises, Ltd.(b)	528,929
98,216	Wendy’s/Arby’s Group, Inc., Class A	491,079
		5,592,405

Household Durables: 2.14%
13,100	American Greetings Corp., Class A	273,004
33,800	Beazer Homes USA, Inc.(b)	153,452
10,434	Garmin, Ltd.	401,500
42,610	Hovnanian Enterprises, Inc., Class A(b)	185,354
12,100	Jarden Corp.	402,809
7,500	KB Home	125,625
38,090	Lennar Corp., Class A	655,529
6,900	Mohawk Industries, Inc.(b)	375,222
7,577	Pulte Group, Inc.(b)	85,241
15,700	Ryland Group, Inc.	352,308
15,425	Toll Brothers, Inc.(b)	320,840
7,300	Tupperware Brands Corp.	352,006
		3,682,890

Household Products: 0.40%
3,700	Church & Dwight Co., Inc.	247,715
6,947	Energizer Holdings, Inc.(b)	435,994
		683,709

Independent Power Producers & Energy Traders: 0.48%
20,230	Calpine Corp.(b)	240,535
199,400	Dynegy, Inc.(b)	251,244
92,543	RRI Energy, Inc.(b)	341,483
		833,262

Industrial Conglomerates: 0.31%
16,556	McDermott International, Inc.(b)	445,688
5,314	Tredegar Corp.	90,763
		536,451

Insurance: 4.36%
5,300	ACE, Ltd.	277,190
20,100	American Financial Group, Inc.	571,845
4,900	Aspen Insurance Holdings, Ltd.	141,316
19,923	Axis Capital Holdings, Ltd.	622,793
7,800	Cincinnati Financial Corp.	225,420
1,931	Delphi Financial Group, Inc., Class A	48,584
15,692	Endurance Specialty Holdings, Ltd.	582,958

35,020	Fidelity National Financial, Inc., Class A	518,996
6,400	First American Corp.	216,576
8,400	Horace Mann Educators Corp.	126,504
2,800	Infinity Property & Casualty Corp.	127,232
3,300	MBIA, Inc.(b)	20,691
755	Meadowbrook Insurance Group, Inc.	5,965
21,660	Old Republic International Corp.	274,649
9,800	PartnerRe, Ltd.	781,255
87,424	Phoenix Cos, Inc.(b)	211,566
12,469	Reinsurance Group of America, Inc., Class A	654,872
6,700	RenaissanceRe Holdings, Ltd.	380,292
3,058	Safety Insurance Group, Inc.	115,195
16,135	Selective Insurance Group	267,841
3,155	StanCorp Financial Group, Inc.	150,273
7,396	Tower Group, Inc.	163,969
22,858	Unitrin, Inc.	641,167
13,600	Validus Holdings, Ltd.	374,408
		7,501,557

Internet & Catalog Retail: 0.41%
33,486	Liberty Media Corp. - Interactive(b)	512,670
10,513	NutriSystem, Inc.	187,237
		699,907

Internet Software & Services: 1.64%
57,300	Earthlink, Inc.	489,342
500	Equinix, Inc.(b)	48,670
29,740	IAC/InterActiveCorp(b)	676,288
16,887	LivePerson, Inc.(b)	129,523
10,000	ModusLink Global Solutions, Inc.(b)	84,300
130,136	United Online, Inc.	973,417
41,504	ValueClick, Inc.(b)	420,851
		2,822,391

IT Services: 2.60%
5,144	Alliance Data Systems Corp.(b)	329,165
11,568	Broadridge Financial Solutions, Inc.	247,324
10,407	CSG Systems International, Inc.(b)	218,131
11,247	DST Systems, Inc.	466,188
4,769	Global Payments, Inc.	217,228
27,072	Heartland Payment Systems, Inc.	503,539
18,194	Hewitt Associates, Inc., Class A(b)	723,757
11,900	MAXIMUS, Inc.	725,066
34,700	MoneyGram International, Inc.(b)	132,207
10,003	NeuStar, Inc., Class A(b)	252,076
15,860	Unisys Corp.(b)	553,355
4,875	VeriFone Holdings, Inc.(b)	98,524
		4,466,560

Leisure Equipment & Products: 0.68%
22,500	Brunswick Corp.	359,325
139,950	Eastman Kodak Co.	810,311
		1,169,636

Life Sciences Tools & Services: 1.76%
18,839	Bruker Corp.(b)	275,991
11,788	Charles River Laboratories International, Inc.(b)	463,386
10,321	Covance, Inc.(b)	633,607
10,847	Illumina, Inc.(b)	421,948
8,753	Kendle International, Inc.(b)	153,002

2,600	Mettler-Toledo International, Inc.(b)	283,920
7,800	Pharmaceutical Product Development, Inc.	185,250
9,457	Techne Corp.	602,317
		3,019,421

Machinery: 2.93%
13,000	AGCO Corp.(b)	466,310
3,600	Bucyrus International, Inc.	237,564
8,700	Harsco Corp.	277,878
8,337	Joy Global, Inc.	471,874
23,300	Manitowoc Co. Inc	302,900
47,057	Mueller Water Products, Inc., Class A	224,932
32,624	Navistar International Corp.(b)	1,459,272
2,900	Oshkosh Corp.	116,986
13,968	Pentair, Inc.	497,540
4,500	SPX Corp.	298,440
14,859	Terex Corp.(b)	337,448
17,875	Trinity Industries, Inc.	356,785
		5,047,929

Marine: 0.53%
6,538	Alexander & Baldwin, Inc.	216,081
58,800	Excel Maritime Carriers, Ltd., Class A(b)	354,564
3,100	Genco Shipping & Trading, Ltd.(b)	65,441
7,279	Kirby Corp.(b)	277,694
		913,780

Media: 3.01%
48,000	Belo Corp., Class A	327,360
22,861	Cablevision Systems Corp.	551,865
28,520	Discovery Communications, Inc., Class A(b)	963,690
17,758	Harte-Hanks, Inc.	228,368
28,781	Liberty Global, Inc.- Class A(b)	839,254
4,146	Liberty Media Corp. - Starz(b)	226,703
39,712	Live Nation Entertainment, Inc.(b)	575,824
5,715	Madison Square Garden, Inc.(b)	124,187
9,157	Morningstar, Inc.(b)	440,360
6,600	National CineMedia, Inc.	113,916
17,300	Sinclair Broadcast Group, Inc., Class A(b)	87,884
10,202	Time Warner Cable, Inc., Class A	543,869
9,100	Virgin Media, Inc.	157,066
		5,180,346

Metals & Mining: 1.67%
14,400	AK Steel Holding Corp.	329,184
8,494	Cliffs Natural Resources, Inc.	602,649
22,998	Commercial Metals Co.	346,350
3,300	Compass Minerals International, Inc.	264,759
25,300	General Steel Holdings, Inc.(b)	103,983
7,900	Kaiser Aluminum Corp.	304,703
5,700	Royal Gold, Inc.	263,397
20,599	Steel Dynamics, Inc.	359,865
16,815	Worthington Industries, Inc.	290,731
		2,865,621

Multi-line Retail: 0.16%
7,306	Big Lots, Inc.(b)	266,085

Multi-Utilities: 0.74%
8,443	Black Hills Corp.	256,245
1,429	MDU Resources Group, Inc.	30,838
23,100	NiSource, Inc.	364,980

23,021	NorthWestern Corp.	617,193
		1,269,256

Oil, Gas & Consumable Fuels: 3.86%
5,400	Alliance Resource Partners LP	226,314
7,100	Alpha Natural Resources, Inc.(b)	354,219
11,277	Arch Coal, Inc.	257,679
7,300	Arena Resources, Inc.(b)	243,820
4,964	Continental Resources, Inc.(b)	211,218
6,500	Crimson Exploration, Inc.(b)	18,980
12,030	CVR Energy, Inc.(b)	105,263
2,417	Denbury Resources, Inc.(b)	40,775
3,700	James River Coal Co.(b)	58,830
2	Kinder Morgan Management LLC(b)	120
3,238	Newfield Exploration Co.(b)	168,538
1,915	NuStar GP Holdings LLC	56,741
12,500	Overseas Shipholding Group, Inc.	490,375
23,957	Petrohawk Energy Corp.(b)	485,848
17,800	Quicksilver Resources, Inc.(b)	250,446
13,100	Ship Finance International, Ltd.	232,656
13,192	Southern Union Co.	334,681
45,990	Teekay Corp.	1,045,813
18,800	Tesoro Corp.	261,320
15,606	Ultra Petroleum Corp.(b)	727,708
58,630	USEC, Inc.(b)	338,295
1,600	Walter Energy, Inc.	147,632
1,100	Western Gas Partners LP	24,288
19,900	Western Refining, Inc.(b)	109,450
1,700	Whiting Petroleum Corp.(b)	137,428
11,678	World Fuel Services Corp.	311,102
		6,639,539

Paper & Forest Products: 0.48%
9,000	Domtar Corp.(b)	579,690
27,900	Louisiana-Pacific Corp.(b)	252,495
		832,185

Personal Products: 0.58%
7,700	Avon Products, Inc.	260,799
14,027	Herbalife, Ltd.	646,925
9,200	Prestige Brands Holdings, Inc.(b)	82,800
		990,524

Pharmaceuticals: 1.79%
20,704	Endo Pharmaceuticals Holdings, Inc.(b)	490,478
12,340	King Pharmaceuticals, Inc.(b)	145,118
17,732	Medicis Pharmaceutical Corp., Class A	446,137
22,200	Mylan, Inc.(b)	504,162
10,212	Obagi Medical Products, Inc.(b)	124,382
14,519	Perrigo Co.	852,556
12,200	Valeant Pharmaceuticals International(b)	523,502
		3,086,335

Professional Services: 0.38%
6,909	Advisory Board Co.(b)	217,634
9,438	CDI Corp.	138,361
5,434	IHS, Inc.(b)	290,556
		646,551

Real Estate Investment Trusts: 6.90%
20,152	AMB Property Corp.	548,940
64,490	Annaly Capital Management, Inc.	1,107,939

188,600	Chimera Investment Corp.	733,654
23,493	Duke Realty Corp.	291,313
7,428	Entertainment Properties Trust	305,514
28,423	Equity One, Inc.	536,910
35,200	First Industrial Realty Trust, Inc.(b)	273,152
4,967	Franklin Street Properties Corp.	71,674
30,072	Hatteras Financial Corp.	774,956
10,183	Hospitality Properties Trust	243,883
6,800	iStar Financial, Inc.	31,212
11,460	Liberty Property Trust	388,952
18,473	LTC Properties, Inc.	499,879
2,635	Macerich Co.	100,947
10,756	Mack-Cali Realty Corp.	379,149
24,306	Medical Properties Trust, Inc.	254,727
41,441	MFA Financial, Inc.	305,006
19,126	National Retail Properties, Inc.	436,647
12,303	Nationwide Health Properties, Inc.	432,450
49,454	NorthStar Realty Finance Corp.	208,201
20,405	Omega Healthcare Investors, Inc.	397,693
5,200	Realty Income Corp.	159,588
44,460	Redwood Trust, Inc.	685,573
24,662	Regency Centers Corp.	924,086
23,014	Resource Capital Corp.	155,575
13,100	Senior Housing Properties Trust	290,165
9,132	SL Green Realty Corp.	522,990
9,050	Sovran Self Storage, Inc.	315,483
6,396	Ventas, Inc.	303,682
8,800	Weingarten Realty Investors	189,728
		11,869,668

Real Estate Management & Development: 0.79%
88,290	Brookfield Properties Corp.	1,356,134

Road & Rail: 0.23%
2,405	Arkansas Best Corp.	71,861
7,200	Avis Budget Group, Inc.(b)	82,800
7,056	Con-way, Inc.	247,807
		402,468

Semiconductors & Semiconductor Equipment: 4.15%
35,000	Amkor Technology, Inc.(b)	247,450
37,350	Conexant Systems, Inc.(b)	126,990
29,500	Cypress Semiconductor Corp.(b)	339,250
25,040	Fairchild Semiconductor International, Inc., Class A(b)	266,676
46,692	Integrated Device Technology, Inc.(b)	286,222
93,866	Intersil Corp., Class A	1,385,463
12,369	Lam Research Corp.(b)	461,611
37,754	Marvell Technology Group, Ltd.(b)	769,427
32,065	Maxim Integrated Products, Inc.	621,740
19,801	Microsemi Corp.(b)	343,349
10,588	Monolithic Power Systems, Inc.(b)	236,112
26,179	National Semiconductor Corp.	378,287
62,407	ON Semiconductor Corp.(b)	499,256
52,302	RF Micro Devices, Inc.(b)	260,464
5,980	Silicon Laboratories, Inc.(b)	285,067
9,365	Standard Microsystems Corp.(b)	218,017
6,854	Varian Semiconductor Equipment Associates, Inc.(b)	227,004
17,800	Zoran Corp.(b)	191,528
		7,143,913

Software: 1.80%
22,751	Activision Blizzard, Inc.	274,377
15,104	ANSYS, Inc.(b)	651,586
9,600	AsiaInfo Holdings, Inc.(b)	254,208
65,880	Cadence Design Systems, Inc.(b)	438,761
8,200	Nuance Communications, Inc.(b)	136,448
10,147	Sybase, Inc.(b)	473,053
24,899	Symyx Technologies, Inc.(b)	111,797
12,126	Synopsys, Inc.(b)	271,259
24,840	THQ, Inc.(b)	174,128
28,311	TIBCO Software, Inc.(b)	305,476
		3,091,093

Specialty Retail: 5.09%
13,317	Aaron’s, Inc.	443,989
3,915	Abercrombie & Fitch Co., Class A	178,681
11,319	Aeropostale, Inc.(b)	326,327
36,957	American Eagle Outfitters, Inc.	684,443
21,005	AnnTaylor Stores Corp.(b)	434,804
21,534	Barnes & Noble, Inc.	465,565
311,800	Blockbuster, Inc., Class A(b)	78,730
13,800	Brown Shoe Co., Inc.	213,624
7,104	Buckle, Inc.	261,143
14,206	Cato Corp., Class A	304,577
19,900	Charming Shoppes, Inc.(b)	108,654
17,023	Christopher & Banks Corp.	136,184
14,308	Collective Brands, Inc.(b)	325,364
20,000	Dillard’s, Inc.	472,000
40,342	Foot Locker, Inc.	606,743
5,074	Gymboree Corp.(b)	261,971
10,462	Jo-Ann Stores, Inc.(b)	439,195
8,017	Men’s Wearhouse, Inc.	191,927
67,900	Office Depot, Inc.(b)	541,841
29,300	OfficeMax, Inc.(b)	481,106
20,896	Penske Auto Group, Inc.(b)	301,320
12,077	RadioShack Corp.	273,303
15,156	Rent-A-Center, Inc., Class A(b)	358,439
10,125	Signet Jewelers, Ltd.(b)	327,443
20,420	Williams-Sonoma, Inc.	536,841
		8,754,214

Textiles, Apparel & Luxury Goods: 0.82%
10,179	Fossil, Inc.(b)	384,156
16,378	Iconix Brand Group, Inc.(b)	251,566
18,320	Jones Apparel Group, Inc.	348,446
14,600	Liz Claiborne, Inc.(b)	108,478
6,500	Oxford Industries, Inc.	132,145
40,200	Quiksilver, Inc.(b)	190,146
		1,414,937

Thrifts & Mortgage Finance: 1.36%
22,223	First Niagara Financial Group, Inc.	316,011
65,220	New York Community Bancorp, Inc.	1,078,740
42,909	TFS Financial Corp.	572,835
56,891	TrustCo Bank Corp. NY	351,017
1,711	ViewPoint Financial Group	27,735
		2,346,338

Tobacco: 0.63%
21,040	Alliance One International, Inc.(b)	107,094
4,505	Lorillard, Inc.	338,956
41,800	Vector Group, Ltd.	644,974
		1,091,024

Trading Companies & Distributors: 0.28%
3,704	Kaman Corp.	92,637
2,708	Textainer Group Holdings, Ltd.	58,357
36,118	United Rentals, Inc.(b)	338,787
		489,781

Water Utilities: 0.27%
21,100	American Water Works Co., Inc.	459,136

Wireless Telecommunication Services: 0.30%
15,945	Leap Wireless International, Inc.(b)	260,860
37,135	MetroPCS Communications, Inc.(b)	262,916
		523,776

	Total Common Stocks (Cost $145,164,364)	171,414,536

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.04%

$76,878	Wells Fargo Bank & Co. - San Francisco
	0.030%, due 04/01/10	76,878

	Total Short-Term Bank Debt Instruments (Cost $76,878)	76,878

	Total Investments: 99.68% (Cost $145,241,242)	171,491,414

	Net Other Assets and Liabilities: 0.32%	548,361

	Net Assets: 100.00%	$172,039,775

(a)	Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.
(b)	Non-income producing security.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

Security determined to be illiquid under procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
05/29/08-05/30/08	Amrep Corp.	$76,672	$22,231	0.01%

Forward Strategic Alternatives Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Shares		Value (Note 1)
EXCHANGE TRADED FUNDS: 56.93%

188,000	iShares Barclays 1-3 Year Credit Bond Fund(e)	19,662,919
142,900	iShares Barclays Aggregate Bond Fund	14,890,180
122,500	Market Vectors Coal ETF	4,619,475
70,300	Market Vectors Steel ETF	4,805,005
287,700	PowerShares DB G10 Currency Harvest Fund	6,786,843
490,400	SPDR Dow Jones International Real Estate ETF	17,252,272

	Total Exchange Traded Funds (Cost $69,813,440)	68,016,694

EXCHANGE TRADED NOTES: 12.38%

317,505	iPath Optimized Currency Carry ETN	14,789,383

	Total Exchange Traded Notes (Cost $15,908,444)	14,789,383

Principal Amount
STRUCTURED NOTES: 18.23%
$14,347,000	Barclays S&P Commodity Total Return
	0.130%, 08/20/10(b)(c)(d)	9,863,563
4,500,000	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index
	0.000%, 3/16/2012(d)(f)	4,209,300
8,000,000	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index
	0.000%, 4/28/2011(d)(f)	7,714,400

	Total Structured Notes (Cost $26,612,523)	21,787,263

U.S. GOVERNMENT & AGENCY SECURITIES: 8.37%

Federal Farm Credit Bank (FFCB): 8.37%
10,000,000	FFCB
	0.160%, 6/22/10(b)(e)	9,999,250

	Total U.S. Government & Agency Securities (Cost $10,000,898)	9,999,250

Contracts
OPTIONS PURCHASED: 3.21%

2,795	iShares Dow Jones U.S. Real Estate Index Fund, Expiration: January 2011 at $41.00 Call	2,697,175

1,400	iShares Dow Jones U.S. Real Estate Index Fund, Expiration: January 2011 at $43.00 Call	1,134,000

	Total Options Purchased (Cost $2,504,100)	3,831,175

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.49%

	Wells Fargo Bank & Co. - San Francisco
$2,979,972	0.030%, due 04/01/10	2,979,972

	Total Short-Term Bank Debt Instruments (Cost $2,979,972)	2,979,972

	Total Investments: 101.61% (Cost $127,819,377)	121,403,737

	Net Other Assets and Liabilities: (1.61)%	(1,921,167)

	Net Assets: 100.00%	$119,482,570

SCHEDULE OF OPTIONS WRITTEN
Contracts		Value (Note 1)
(4,195)	iShares Dow Jones U.S. Real Estate Index Fund, Expiration: January 2011 at $35.00 Put	$(440,475)
	Total Options Written (Proceeds $675,386)	$(440,475)

(a)	Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.
(b)	Represents an adjustable rate security. Rate disclosed is as of March 31, 2010.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $9,863,563, representing 8.26%.
(d)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(e)	Security, or a portion of, has been pledged as collateral.
(f)	Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF – Exchange Traded Fund

ETN – Exchange Traded Note

MTN – Medium-Term Notes

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipts

Forward U.S. Government Money Fund(a)

Portfolio of Investments (Note 1)

March 31, 2010 (Unaudited)

Principal Amount		Value (Note 1)

COMMERCIAL PAPER: 12.07%
Finance-Banking: 12.07%
$10,000,000	Bank of America (b)
	0.332%, 08/25/10	$9,986,617
8,000,000	Bank of America (b)
	0.342%, 04/26/10	7,998,111
20,000,000	ING US Funding LLC (b)
	0.502%, 07/02/10	19,974,444
25,000,000	UBS Finance Delaware LLC (b)
	1.014%, 06/11/10	24,950,202
9,000,000	UBS Finance Delaware LLC (b)
	0.893%, 07/02/10	8,979,530

	Total Commercial Paper (Cost $71,888,904)	71,888,904

U.S. AGENCY BONDS: 71.59%
Federal Farm Credit Bank (FFCB): 30.23%

40,000,000	FFCB (c)
	0.297%, 07/28/10	40,000,000
50,000,000	FFCB (c)
	0.240%, 02/16/11	49,999,999
10,000,000	FFCB (c)
	0.157%, 06/23/10	9,999,553
30,000,000	FFCB (c)
	0.180%, 10/22/10	30,000,000
50,000,000	FFCB (c)
	0.167%, 09/16/10	49,990,635
		179,990,187

Federal Home Loan Bank (FHLB): 16.58%
15,000,000	FHLB (c)
	0.0000036%, 04/16/10	14,998,926
15,000,000	FHLB
	1.625%, 01/21/11	15,135,189
8,575,000	FHLB
	4.875%, 05/14/10	8,618,818
20,000,000	FHLB
	0.400%, 12/28/10	20,000,000
20,000,000	FHLB (c)
	0.176%, 11/26/10	20,001,313
20,000,000	FHLB
	0.550%, 11/03/10	20,000,000
		98,754,246

Federal Home Loan Bank (FHLB): 1.55%
9,219,000	FHLB, Discount Notes (b)
	0.143%, 05/26/10	9,216,817

Federal Home Loan Mortgage Corporation (FHLMC): 12.03%
27,000,000	FHLMC
	2.375%, 05/28/10	27,095,614
24,392,000	FHLMC (c)
	0.049%, 08/10/10	24,384,417
20,000,000	FHLMC
	1.500%, 01/07/11	20,174,628
		71,654,659

Federal National Mortgage Association (FNMA): 7.84%
16,554,000	FNMA
	3.000%, 07/12/10	16,683,406
30,000,000	FNMA (c)
	0.199%, 08/05/10	30,014,563
		46,697,969

Federal National Mortgage Association (FNMA)- Discount Notes: 3.36%
20,000,000	FNMA, Discount Notes (b)
	0.251%, 09/01/10	19,978,750

	Total U.S. Agency Bonds (Cost $426,292,628)	426,292,628

REPURCHASE AGREEMENTS: 15.12%
90,000,000	Agreement with South Street Bank, 0.050%, dated 03/31/10 and maturing 04/01/10 with a repurchase amount of $90,000,125, collateralized by U.S. Government & Agency Securities with a collateral value of $96,211,992.	90,000,000

	Total Repurchase Agreements (Cost $90,000,000)	90,000,000

	Total Investments: 98.78% (Cost $588,181,532)	588,181,532

	Net Other Assets and Liabilities: 1.22%	7,268,411

	Net Assets: 100.00%	$595,449,943

(a)	Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2010.

Percentages are stated as a percent of net assets.

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principals generally accepted (“GAAP”) in the United States of America.

Use of estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2010.

Security Valuation: The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last reported sale price or a market’s official closing price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the last reported sale price or a market’s official closing price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed income securities do not trade each day and thus the last sale or bid prices are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including a qualified broker quote, when such prices are believed by Forward Management, LLC (“Forward Management”) and the appropriate sub-advisor, an unaffiliated investment management organization (referred to herein each as a “Money Manager” and collectively, as the “Money Managers”) to reflect the fair market value of such securities. To the extent that such fixed-income securities do not trade each day and last sale or bid prices are not available, the Board of Trustees has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money Fund are valued at amortized cost and short-term debt securities maturing in 60 days or less may be valued at amortized cost, which approximates market value.

Investments by the Forward Allocation Funds in shares of the Underlying Funds are valued at the NAV per share of the applicable Underlying Fund. Investments by any Fund in exchange-traded open-end investment companies or closed-end investment companies are priced as equity securities as stated above.

An investment for which a price is not readily available as described above is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) Forward Management or the appropriate Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded, or (vi) there has been a significant subsequent event. For securities which do not have a price source due to its lack of liquidity, the Funds consider and utilize information from other parts of the markets as well as the characteristics of the asset to develop an instrument’s fair value. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund’s NAV calculation. The Funds anticipate using fair value pricing for

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund and Forward International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund normally values its securities at normally 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities. To account for this, the Funds (particularly the Forward Frontier Markets Fund, Forward Strategic Alternatives Fund and Forward International Equity Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Fund’s valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Forward Frontier Markets Fund
Common Stocks	$3,540,583	—	—	$3,540,583
Exchange Traded Products	21,674,915	—	—	21,674,915
U.S. Government and Agency Securities	—	$7,501,873	—	7,501,873
Warrants	—	8,454,944	—	8,454,944
Short-Term Bank Debt Instruments	1,687,869	—	—	1,687,869

Total Investments	$26,903,367	$15,956,817	—	$42,860,184

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward High Yield Bond Fund
Corporate Bonds	—	$102,413,623	—	$102,413,623
Short-Term Bank Debt Instruments	$2,811,308	—	—	2,811,308

Total Investments	$2,811,308	$102,413,623	—	$105,224,931

Forward International Equity Fund
Common Stocks	$101,350,095	—	—	$101,350,095
Short-Term Bank Debt Instruments	115,542	—	—	115,542

Total Investments	$101,465,637	—	—	$101,465,637

Forward Investment Grade Fixed-Income Fund
Asset-Backed Securities	—	$1,679,976	$1,966,050	$3,646,026
Collateralized Mortgage Obligations	—	13,744,155	4,996	13,749,151
Convertible Corporate Bonds	—	298,875	—	298,875
Corporate Bonds	—	29,288,390	758,949	30,047,339
Municipal Bonds	—	3,173,106	—	3,173,106
U.S. Government Agency Securities	—	51,690,963	—	51,690,963
Short-Term Bank Debt Instruments	$466,393	—	—	466,393

Total Investments	$466,393	$99,875,465	$2,729,995	$103,071,853

Forward Large Cap Growth Fund
Common Stocks	$91,848,927	—	—	$91,848,927
Short-Term Bank Debt Instruments	452,826	—	—	452,826

Total Investments	$92,301,753	—	—	$92,301,753

Forward Large Cap Value Fund
Common Stocks	$87,332,280	—	—	$87,332,280
Short-Term Bank Debt Instruments	39,185	—	—	39,185

Total Investments	$87,371,465	—	—	$87,371,465

Forward Mortgage Securities Fund
Asset-Backed Securities	—	$1,375,993	—	$1,375,993
Collateralized Mortgage Obligations	—	50,084,618	—	50,084,618
Project Loans	—	—	$2,208	2,208
U.S. Government Agency Securities	—	2,182,191	—	2,182,191
Options Purchased	$93,397	—	—	93,397
Short-Term Bank Debt Instruments	3,043,774	—	—	3,043,774

Total Investments	$3,137,171	$53,642,802	$2,208	$56,782,181

Forward Small to Mid Cap Fund
Common Stocks	$171,414,536	—	—	$171,414,536
Short-Term Bank Debt Instruments	76,878	—	—	76,878

Total Investments	$171,140,954	—	—	$171,491,414

Forward Strategic Alternatives Fund
Corporate Bonds	—	$9,863,563	—	$9,863,563
Exchange Traded Funds	$68,016,694	—	—	68,016,694
Exchange Traded Notes	14,789,383	—	—	14,789,383
Structured Notes	—	11,923,700	—	11,923,700
U.S. Government and Agency Securities	—	9,999,250	—	9,999,250
Options Purchased	3,831,175	—	—	3,831,175
Short-Term Bank Debt Instruments	2,979,972	—	—	2,979,972

Total Investments	$89,617,224	$31,786,513	—	$121,403,737

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward U.S. Government Money Fund
Commercial Paper	—	$71,888,904	—	$71,888,904
U.S. Agency Bonds	—	426,292,628	—	426,292,628
Repurchase Agreements	—	90,000,000	—	90,000,000

Total Investments	—	$588,181,532	—	$588,181,532

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Aggressive Growth Allocation Fund
Affiliated Investment Companies	$58,311,932	—	—	$58,311,932
Short-Term Bank Debt Instruments	33,270	—	—	33,270

Total Investments	$58,345,202	—	—	$58,345,202

Forward Balanced Allocation Fund
Affiliated Investment Companies	$126,427,090	—	—	$126,427,090
Short-Term Bank Debt Instruments	3,871,021	—	—	3,871,021

Total Investments	$130,298,111	—	—	$130,298,111

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$115,782,687	—	—	$115,782,687
Short-Term Bank Debt Instruments	429,776	—	—	429,776

Total Investments	$116,212,463	—	—	$116,212,463

Forward Growth Allocation Fund
Affiliated Investment Companies	$114,212,381	—	—	$114,212,381
Short-Term Bank Debt Instruments	728,288	—	—	728,288

Total Investments	$114,940,669	—	—	$114,940,669

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$54,525,343	—	—	$54,525,343
Short-Term Bank Debt Instruments	3,808,261	—	—	3,808,261

Total Investments	$58,333,604	—	—	$58,333,604

Forward Income Allocation Fund
Affiliated Investment Companies	$21,166,708	—	—	$21,166,708
Short-Term Bank Debt Instruments	1,585,520	—	—	1,585,520

Total Investments	$22,752,228	—	—	$22,752,228

OTHER FINANCIAL INSTRUMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Forward Frontier Markets Fund
Assets

Total Return Swap Contracts	—	$251,284	—	$251,284

Total	—	$251,284	—	$251,284

Forward Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$969,375	—	$969,375
Futures Contracts	$724,989	—	—	724,989
Liabilities
Futures Contracts	(77,172)	—	—	(77,172)

Total	$647,817	$969,375	—	$1,617,192

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward Mortgage Securities Fund
Assets
TBA Purchase Commitments	—	$32,422,708	$—	$32,422,708
Futures Contracts	$6,062	—	—	6,062
Liabilities
TBA Sale Commitments	—	(20,973,885)	—	(20,973,885)
Futures Contracts	(660)	—	—	(660)
Options Written	(62,022)	—	—	(62,022)

Total	$(56,620)	$11,448,823	$—	$11,392,203

Forward Strategic Alternatives Fund
Liabilities
Options Written	$(440,475)	—	—	$(440,475)

Total	$(440,475)	—	—	$(440,475)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward High Yield Bond Fund			Corporate Bonds
Beginning Balance as of 12/31/09			$1,215,625
Accrued discounts/premiums			—
Realized gain/(loss)			—
Change in unrealized appreciation/(depreciation)			—
Net purchase/sales			—
Net transfers in/and or (out) of Level 3			(1,215,625)

Ending Balance as of 3/31/10			$—

Forward International Equity Fund			Common Stock
Beginning Balance as of 12/31/09			$308,862
Accrued discounts/premiums			—
Realized gain/(loss)			—
Change in unrealized appreciation/(depreciation)			—
Net purchase/sales			—
Net transfers in/and or (out) of Level 3			(308,862)

Ending Balance as of 3/31/10			$—

Forward Investment Grade Fixed-Income Fund	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Beginning Balance as of 12/31/09	$4,284,862	$47,223	$1,480,719
Accrued discounts/premiums	(40,133)	(883)	13,293
Realized gain/(loss)	(633,330)	(1,440,863)	(993,125)
Change in unrealized appreciation/(depreciation)	840,348	1,394,564	340,171
Net purchase/sales	(2,485,697)	4,955	(82,109)
Net transfers in/and or (out) of Level 3	—	—	—

Ending Balance as of 3/31/10	$1,966,050	$4,996	$758,949

Forward Mortgage Securities Fund			Project Loan
Beginning Balance as of 12/31/09			$2,283
Accrued discounts/premiums			—
Realized gain/(loss)			(1)
Change in unrealized appreciation/(depreciation)			2
Net purchase/sales			(76)
Net transfers in/and or (out) of Level 3			—

Ending Balance as of 3/31/10			$2,208

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Security Transactions and Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund’s accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income or federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

Off-Balance Sheet Risk: The Funds (other than Forward U.S. Government Money Fund and the Forward Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts: The Funds (other than the Forward U.S. Government Money Fund and the Forward Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The Forward International Equity Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward Foreign Currency Exchange Contracts: The Forward International Equity Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Forward International Equity Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Options Transactions: Certain Funds may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The Forward International Equity Fund may also purchase and sell call and put options on foreign currencies.

When any of the Funds writes or purchases a covered call or put option, an amount equal to the premium received is included in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management or the appropriate Money Manager, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s or the appropriate Money Manager’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structures notes.

In the case of structured notes on credit default swaps, the Forward Strategic Alternatives Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credit defaults, the Forward Strategic Alternatives Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Forward Strategic Alternatives Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Forward Strategic Alternatives Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Forward Strategic Alternatives Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks.

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward Commitments: The Funds (other than the Forward Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time TBA sale commitments are outstanding, equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar Rolls: The Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: The Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management or the appropriate Money Manager has determined to be creditworthy. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Illiquid or Restricted Securities: The Funds (other than the Forward U.S. Government Money Fund and the Forward Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held as of March 31, 2010 is detailed in the Schedules of Investments, as applicable.

Each Fund (except the Forward Allocation Funds) may invest a portion of its net assets not to exceed 15% in securities that are illiquid (except the Forward U.S. Government Money Fund, which may not exceed 10%). Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if Forward Management determines that such security is liquid pursuant to procedures approved by the Board of Trustees.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, world-class commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis, which approximates fair value.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of March 31, 2010, there were no Funds with securities on loan and during the three months ended March 31, 2010 there was no securities lending activity in the Funds.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Derivative Instruments and Hedging Activities: The following discloses the amounts related to the Funds use of derivative instruments and hedging activities. The following table summarizes the written options for the three months ended March 31, 2010:

Forward Investment Grade Fixed-Income Fund	NUMBER OF CONTRACTS	PREMIUM
Options outstanding, December 31, 2009	261	$93,665
Options written	212	72,206
Options expired	(291)	(98,746)
Options exercised	—	—
Options closed	(182)	(67,125)

Options outstanding, March 31, 2010	0	$0

Forward Mortgage Securities Fund	NUMBER OF CONTRACTS	PREMIUM
Options outstanding, December 31, 2009	81	$60,503
Options written	—	—
Options expired	—	—
Options exercised	—	—
Options closed	—	—

Options outstanding, March 31, 2010	81	$60,503

Forward Strategic Alternatives Fund	NUMBER OF CONTRACTS	PREMIUM
Options outstanding, December 31, 2009	4,195	$1,176,599
Options written	4,195	675,386
Options expired	—	—
Options exercised	—	—
Options closed	(4,195)	(1,176,599)

Options outstanding, March 31, 2010	4,195	$675,386

There were no other Funds that held more than one type of Derivative Instrument as of March 31, 2010.

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Identified Cost: The identified cost for federal income tax purposes of investments (excludes unrealized on TBA commitments, foreign currency, swap and futures contracts) owned by each Fund, their respective gross unrealized appreciation (depreciation), and resulting net unrealized appreciation (depreciation) at March 31, 2010 was as follows:

	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Forward Frontier Markets Fund	$40,178,134	$2,846,953	$(164,903)	$2,682,050
Forward High Yield Bond Fund	98,859,668	6,740,774	(375,511)	6,365,263
Forward International Equity Fund	80,491,523	23,616,591	(2,642,477)	20,974,114
Forward Investment Grade Fixed-Income Fund	118,033,914	3,022,768	(17,984,829)	(14,962,061)
Forward Large Cap Growth Fund	83,338,620	12,752,269	(3,789,136)	8,963,133
Forward Large Cap Value Fund	84,800,423	5,544,331	(2,973,289)	2,571,042
Forward Small to Mid Cap Fund	145,889,021	36,066,541	(10,464,148)	25,602,393
Forward Strategic Alternatives Fund	127,822,437	8,348,475	(14,767,175)	(6,418,700)
Forward Mortgage Securities Fund	56,595,759	903,691	(717,269)	186,422

Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	62,034,368	3,090,533	(6,779,699)	(3,689,166)
Forward Balanced Allocation Fund	133,855,271	4,530,357	(8,087,517)	(3,557,160)
Forward Growth & Income Allocation Fund	122,238,399	5,318,463	(11,344,399)	(6,025,936)
Forward Growth Allocation Fund	120,473,232	6,338,713	(11,871,276)	(5,532,563)
Forward Income & Growth Allocation Fund	58,961,693	1,836,981	(2,465,070)	(628,089)
Forward Income Allocation Fund	23,602,716	277,124	(1,127,612)	(850,488)

Capital Loss Carryforwards: As of December 31, 2009 the following Funds had available for Federal income Tax purposes unused capital losses as follows:

	EXPIRES IN 2010	EXPIRES IN 2011	EXPIRES IN 2012	EXPIRES IN 2013	EXPIRES IN 2014	EXPIRES IN 2015	EXPIRES IN 2016	EXPIRES IN 2017
Forward High Yield Bond Fund	$(947,550)	$—	$—	$(1,017,103)	$(81,754)	$(256,992)	$(9,772,131)	$(834,501)
Forward International Equity Fund	—	—	—	—	—	—	(23,256,838)	(68,399,407)
Forward Investment Grade Fixed-Income Fund	—	(718,330)	(397,737)	(886,525)	(739,784)	(405,644)	(1,874,984)	—
Forward Large Cap Growth Fund	(4,327,104)	(3,845,553)	—	—	—	—	(14,879,476)	(14,894,607)
Forward Large Cap Value Fund	—	—	—	—	—	—	(20,277,209)	(16,315,012)
Forward Mortgage Securities Fund	—	—	—	—	(2,062,933)	—	(732,858)	—
Forward Small to Mid Cap Fund	—	—	—	—	—	—	(16,657,935)	(32,035,780)
Forward Strategic Alternatives Fund	—	—	—	—	—	—	(880,655)	(967,268)
Forward U.S. Government Money Fund	—	—	—	—	—	—	—	(14,853)

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

	EXPIRES IN 2010	EXPIRES IN 2011	EXPIRES IN 2012	EXPIRES IN 2013	EXPIRES IN 2014	EXPIRES IN 2015	EXPIRES IN 2016	EXPIRES IN 2017
Forward Allocation Funds
Forward Aggressive Growth Allocation Fund	—	—	—	—	—	—	—	$(186,081)
Forward Balanced Allocation Fund	—	—	—	—	—	—	—	(66,635)
Forward Growth & Income Allocation Fund	—	—	—	—	—	—	—	(2,091,066)
Forward Growth Allocation Fund	—	—	—	—	—	—	—	(644,397)
Forward Income & Growth Allocation Fund	—	—	—	—	—	—	—	—
Forward Income Allocation Fund	—	—	—	—	$(69,163)	$(90,492)	$(207,103)	(32,036)

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2009, the Funds elected to defer capital losses and currency losses occurring between November 1, 2009 and December 31, 2009 as follows:

	POST OCTOBER LOSSES		POST OCTOBER LOSSES
		Forward Allocation Funds
Forward High Yield Bond Fund	$(172,021)	Forward Aggressive Growth Allocation Fund	$(119,901)
Forward Large Cap Growth Fund	(207,375)	Forward Balanced Allocation Fund	(55,926)
Forward Large Cap Value Fund	(1,663,780)	Forward Growth & Income Allocation Fund	(27,026)
Forward Small to Mid Cap Fund	(1,809,617)	Forward Growth Allocation Fund	(48,724)
		Forward Income & Growth Allocation Fund	(28,482)

Affiliated Companies: Each Forward Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

Forward Aggressive Growth Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 03/31/10	VALUE 12/31/09
Forward Funds — Class Z shares
Forward Frontier Markets Fund	$—	$—		$4,384,180	$3,954,152
Forward International Equity Fund	350,000	—		14,206,201	13,569,081
Forward Large Cap Growth Fund	100,000	—	27,639	13,506,072	12,957,225
Forward Large Cap Value Fund	150,000	—	45,497	13,571,090	12,896,035
Forward Small to Mid Cap Fund	—	350,000	14,860	8,216,548	7,830,289
Forward Strategic Alternatives Fund	—	—	4,208	3,355,553	3,400,175
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	—	—		1,072,288	1,061,551

Total	$600,000	$350,000	$92,204	$58,311,932	$55,668,508

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward Balanced Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 03/31/10	VALUE 12/31/09
Forward Funds — Class Z shares
Forward Frontier Markets Fund	$—	$300,000	$—	$5,372,266	$5,126,431
Forward High Yield Bond Fund	—	100,000	174,995	8,229,013	8,201,393
Forward International Equity Fund	325,000	—	—	16,019,827	15,371,843
Forward Investment Grade Fixed-Income Fund	—	1,500,000	280,410	28,631,805	29,875,476
Forward Large Cap Growth Fund	100,000	—	30,998	15,147,072	14,544,681
Forward Large Cap Value Fund	—	—	50,873	15,174,620	14,584,099
Forward Mortgage Securities Fund	100,000	2,700,000	74,614	11,225,437	13,622,265
Forward Small to Mid Cap Fund	—	360,000	16,547	9,148,842	8,691,017
Forward Strategic Alternatives Fund	—	2,600,000	14,322	11,420,730	14,141,140
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	35,000	—	—	1,004,446	958,782
Forward International Fixed Income Fund	5,200,000	—	50,324	5,053,032	—

Total	$5,760,000	$7,560,000	$693,083	$126,427,090	$125,117,127

Forward Growth & Income Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 03/31/10	VALUE 12/31/09
Forward Funds — Class Z shares
Forward Frontier Markets Fund	$250,000	$700,000	$—	$6,071,987	$5,893,927
Forward High Yield Bond Fund	—	110,000	130,940	6,171,331	6,187,104
Forward International Equity Fund	900,000	—	—	18,353,920	17,077,890
Forward Investment Grade Fixed-Income Fund	—	2,375,000	203,584	20,294,212	22,458,045
Forward Large Cap Growth Fund	—	—	34,707	16,959,496	16,395,385
Forward Large Cap Value Fund	—	100,000	56,878	16,966,095	16,405,430
Forward Mortgage Securities Fund	—	100,000	69,005	10,353,439	10,278,137
Forward Small to Mid Cap Fund	325,000	1,150,000	17,967	9,934,014	9,846,298
Forward Strategic Alternatives Fund	—	—	11,636	9,278,261	9,401,643
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	—	—	—	1,399,932	1,385,914

Total	$1,475,000	$4,535,000	$524,717	$115,782,687	$115,329,773

Forward Growth Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 03/31/10	VALUE 12/31/09
Forward Funds — Class Z shares
Forward Frontier Markets Fund	$—	$425,000	$—	$7,225,158	$6,918,857
Forward High Yield Bond Fund	—	—	63,411	3,005,241	2,958,673
Forward International Equity Fund	250,000	—	—	23,173,504	22,458,789
Forward Investment Grade Fixed-Income Fund	—	2,475,000	95,270	8,487,451	10,841,988
Forward Large Cap Growth Fund	190,000	225,000	45,086	22,031,285	21,335,311
Forward Large Cap Value Fund	—	—	74,307	22,164,689	21,302,148
Forward Mortgage Securities Fund	—	100,000	33,288	4,964,143	4,979,591
Forward Small to Mid Cap Fund	—	575,000	24,450	13,518,537	12,878,103
Forward Strategic Alternatives Fund	—	—	10,027	7,995,195	8,101,514
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	—	—	—	1,647,178	1,630,684

Total	$440,000	$3,800,000	$345,839	$114,212,381	$113,405,658

Forward Funds (Former Accessor Series)

Notes to Schedule of Portfolio Investments (Unaudited)

March 31, 2010

Forward Income & Growth Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 03/31/10	VALUE 12/31/09
Forward Funds — Class Z shares
Forward Frontier Markets Fund	$—	$—	$—	$1,810,591	$1,632,997
Forward High Yield Bond Fund	—	—	105,606	5,005,010	4,927,453
Forward International Equity Fund	125,000	—	—	4,024,820	3,818,181
Forward Investment Grade Fixed-Income Fund	—	110,000	170,824	17,988,057	17,948,720
Forward Large Cap Growth Fund	125,000	—	8,297	4,054,585	3,795,215
Forward Large Cap Value Fund	100,000	—	13,702	4,087,079	3,828,457
Forward Mortgage Securities Fund	—	1,100,000	47,792	7,211,109	8,184,351
Forward Small to Mid Cap Fund	—	125,000	4,382	2,423,094	2,329,521
Forward Strategic Alternatives Fund	—	1,100,000	6,879	5,485,054	6,644,683
Forward U.S. Government Money Fund	—	—	—	265	265
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	—	—	—	297,858	294,875
Forward International Fixed Income Fund	2,200,000	—	21,291	2,137,821	—

Total	$2,550,000	$2,435,000	$378,773	$54,525,343	$53,404,718

Forward Income Allocation Fund

INVESTMENT COMPANIES	PURCHASE COST	SALES COST	DIVIDEND INCOME	VALUE 03/31/10	VALUE 12/31/09
Forward Funds — Class Z shares
Forward High Yield Bond Fund	$290,000	$—	$68,406	$3,365,800	$3,021,326
Forward Investment Grade Fixed-Income Fund	710,000	1,000,000	86,718	9,559,982	9,782,896
Forward Mortgage Securities Fund	300,000	—	31,163	4,851,538	4,474,974
Forward U.S. Government Money Fund	125,000	—	381	1,165,619	1,040,619
Forward Funds — Institutional Class shares
Forward International Fixed Income Fund	250,000	—	22,147	2,223,769	1,985,100

Total	$1,675,000	$1,000,000	$208,815	$21,166,708	$20,304,915

Subsequent Events: Effective May 1, 2010, the name of the following series of the registrant were changed to the new name set forth opposite their previous name below:

Previous Name of Series	New Name of Series
Accessor Aggressive Growth Allocation Fund	Forward Aggressive Growth Allocation Fund
Accessor Balanced Allocation Fund	Forward Balanced Allocation Fund
Accessor Frontier Markets Fund	Forward Frontier Markets Fund
Accessor Growth & Income Allocation Fund	Forward Growth & Income Allocation Fund
Accessor Growth Allocation Fund	Forward Growth Allocation Fund
Accessor Growth Fund	Forward Large Cap Growth Fund
Accessor High Yield Bond Fund	Forward High Yield Bond Fund
Accessor Income & Growth Allocation Fund	Forward Income & Growth Allocation Fund
Accessor Income Allocation Fund	Forward Income Allocation Fund
Accessor International Equity Fund	Forward International Equity Fund
Accessor Investment Grade Fixed-Income Fund	Forward Investment Grade Fixed-Income Fund
Accessor Mortgage Securities Fund	Forward Mortgage Securities Fund
Accessor Small to Mid Cap Fund	Forward Small to Mid Cap Fund
Accessor Strategic Alternatives Fund	Forward Strategic Alternatives Fund
Accessor U.S. Government Money Fund	Forward U.S. Government Money Fund
Accessor Value Fund	Forward Large Cap Value Fund

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/S/ J. ALAN REID, JR.
J. Alan Reid, Jr., President & Trustee

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ J. ALAN REID, JR.
J. Alan Reid, Jr., President & Trustee

Date:	May 26, 2010

By:	/S/ BARBARA H. TOLLE
Barbara H. Tolle, Treasurer

Date:	May 26, 2010